UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

September 30, 2010

1.808794.106

VIPBAL-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.3%
Modine Manufacturing Co. (a)	47,136	$ 611,354
Stoneridge, Inc. (a)	120,643	1,267,958
Tenneco, Inc. (a)	43,335	1,255,415
TRW Automotive Holdings Corp. (a)	30,576	1,270,739
		4,405,466
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	21,462	1,505,201
Fiat SpA	24,800	382,755
Harley-Davidson, Inc.	23,345	663,932
Mazda Motor Corp.	348,000	841,032
Thor Industries, Inc.	76,676	2,560,978
Winnebago Industries, Inc. (a)	205,461	2,140,904
		8,094,802
Diversified Consumer Services - 0.3%
Carriage Services, Inc. (a)	24,247	121,477
H&R Block, Inc.	16,700	216,265
Service Corp. International	149,100	1,285,242
Stewart Enterprises, Inc. Class A	329,497	1,775,989
Universal Technical Institute, Inc.	34,832	680,966
		4,079,939
Hotels, Restaurants & Leisure - 1.7%
Accor SA	53,546	1,955,429
Ameristar Casinos, Inc.	72,681	1,268,283
Bally Technologies, Inc. (a)	51,850	1,812,158
Brinker International, Inc.	133,920	2,525,731
DineEquity, Inc. (a)(e)	101,653	4,572,352
InterContinental Hotel Group PLC	75,090	1,340,857
International Game Technology	67,818	979,970
NH Hoteles SA (a)	300,475	1,360,096
O'Charleys, Inc. (a)	189,100	1,359,629
Sol Melia SA	107,393	963,441
Sonic Corp. (a)	69,991	565,527
The Cheesecake Factory, Inc. (a)	7,850	207,790
Vail Resorts, Inc. (a)	23,401	878,006
WMS Industries, Inc. (a)	88,064	3,352,596
Wyndham Worldwide Corp.	168,689	4,633,887
		27,775,752
Household Durables - 0.5%
Ethan Allen Interiors, Inc.	20,300	354,438
Gafisa SA sponsored ADR	4,466	69,178
La-Z-Boy, Inc. (a)	43,408	366,364
Libbey, Inc. (a)	52,304	688,844
Newell Rubbermaid, Inc.	47,944	853,883
PulteGroup, Inc. (a)	131,155	1,148,918
Stanley Black & Decker, Inc.	60,860	3,729,501
Techtronic Industries Co. Ltd.	527,500	518,730
Tempur-Pedic International, Inc. (a)	40,600	1,258,600
		8,988,456

	Shares	Value
Internet & Catalog Retail - 0.1%
Expedia, Inc.	60,300	$ 1,701,063
Liberty Media Corp. Interactive Series A (a)	33,882	464,522
		2,165,585
Media - 1.6%
Aegis Group PLC	300,300	582,619
CC Media Holdings, Inc. Class A (a)	100,000	675,000
Comcast Corp.:
Class A	7,233	130,773
Class A (special) (non-vtg.)	289,821	4,929,855
Informa PLC	204,721	1,347,209
Lamar Advertising Co. Class A (a)	31,720	1,009,330
Liberty Media Corp. Starz Series A (a)	16,914	1,097,393
McGraw-Hill Companies, Inc.	64,100	2,119,146
MDC Partners, Inc. Class A (sub. vtg.)	194,461	2,599,944
The Walt Disney Co.	99,042	3,279,281
Time Warner Cable, Inc.	100,428	5,422,108
United Business Media Ltd.	85,000	840,576
Viacom, Inc. Class B (non-vtg.)	18,740	678,201
Wolters Kluwer NV (Certificaten Van Aandelen)	58,700	1,232,486
		25,943,921
Multiline Retail - 0.4%
Maoye International Holdings Ltd.	1,271,000	594,629
Target Corp.	125,526	6,708,109
		7,302,738
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	64,100	3,761,388
AnnTaylor Stores Corp. (a)	73,498	1,487,600
Asbury Automotive Group, Inc. (a)	63,131	888,253
Best Buy Co., Inc.	56,843	2,320,900
Big 5 Sporting Goods Corp.	67,400	904,508
Carphone Warehouse Group PLC (a)	188,357	807,064
Casual Male Retail Group, Inc. (a)	327,300	1,335,384
Collective Brands, Inc. (a)	44,970	725,816
Foot Locker, Inc.	94,414	1,371,835
Hengdeli Holdings Ltd.	3,608,000	1,669,380
Home Depot, Inc.	53,200	1,685,376
I.T Ltd.	1,030,000	704,898
Lowe's Companies, Inc.	261,814	5,835,834
Lumber Liquidators Holdings, Inc. (a)	32,499	798,500
MarineMax, Inc. (a)	82,000	577,280
OfficeMax, Inc. (a)	127,950	1,674,866
Sally Beauty Holdings, Inc. (a)	74,075	829,640
Staples, Inc.	129,143	2,701,672
West Marine, Inc. (a)	18,224	185,156
		30,265,350
Textiles, Apparel & Luxury Goods - 0.2%
G-III Apparel Group Ltd. (a)	24,900	781,362
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Peak Sport Products Co. Ltd.	316,000	$ 232,143
Phillips-Van Heusen Corp.	39,476	2,374,876
		3,388,381
TOTAL CONSUMER DISCRETIONARY		122,410,390
CONSUMER STAPLES - 6.0%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	43,227	2,543,075
Carlsberg AS Series B	17,700	1,845,673
Dr Pepper Snapple Group, Inc.	69,098	2,454,361
The Coca-Cola Co.	187,849	10,992,923
		17,836,032
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	145,312	4,572,969
Drogasil SA	32,400	826,428
Kroger Co.	364,600	7,897,236
PriceSmart, Inc.	44,435	1,294,392
Sysco Corp.	68,586	1,956,073
Wal-Mart Stores, Inc.	150,680	8,064,394
Walgreen Co.	140,681	4,712,814
Winn-Dixie Stores, Inc. (a)	232,631	1,658,659
		30,982,965
Food Products - 1.2%
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	2,038,000	971,852
Calavo Growers, Inc.	53,268	1,154,850
Chiquita Brands International, Inc. (a)	52,595	696,358
Diamond Foods, Inc.	12,700	520,573
Kellogg Co.	19,589	989,440
Kerry Group PLC Class A	10,697	375,327
M. Dias Branco SA	1,600	39,253
Marine Harvest ASA (e)	6,599,868	5,795,792
Nestle SA	69,685	3,713,176
Seneca Foods Corp. Class A (a)	14,982	392,379
Smithfield Foods, Inc. (a)	206,600	3,477,078
Tingyi (Cayman Islands) Holding Corp.	332,000	915,685
TreeHouse Foods, Inc. (a)	4,700	216,670
		19,258,433
Household Products - 0.7%
Energizer Holdings, Inc. (a)	5,557	373,597
Kimberly-Clark Corp.	48,671	3,166,049
Procter & Gamble Co.	148,527	8,907,164
		12,446,810
Personal Products - 0.5%
Avon Products, Inc.	100,228	3,218,321
BaWang International (Group) Holding Ltd. (e)	2,725,000	1,208,145
Estee Lauder Companies, Inc. Class A	18,290	1,156,477

	Shares	Value
Hengan International Group Co. Ltd.	160,500	$ 1,600,035
Herbalife Ltd.	15,100	911,285
		8,094,263
Tobacco - 0.6%
Imperial Tobacco Group PLC	34,459	1,026,910
Lorillard, Inc.	16,912	1,358,203
Philip Morris International, Inc.	143,985	8,066,040
		10,451,153
TOTAL CONSUMER STAPLES		99,069,656
ENERGY - 7.6%
Energy Equipment & Services - 2.4%
Aker Solutions ASA	154,064	2,233,894
Baker Hughes, Inc.	46,446	1,978,600
Global Industries Ltd. (a)	138,709	758,738
Halliburton Co.	146,800	4,854,676
Helix Energy Solutions Group, Inc. (a)	103,030	1,147,754
ION Geophysical Corp. (a)	266,228	1,368,412
McDermott International, Inc. (a)	5,900	87,202
National Oilwell Varco, Inc.	171,742	7,637,367
Noble Corp.	53,513	1,808,204
Schlumberger Ltd.	127,640	7,863,900
Superior Energy Services, Inc. (a)	14,202	379,051
Transocean, Inc. (a)	31,655	2,035,100
Union Drilling, Inc. (a)	43,930	196,806
Vantage Drilling Co. (a)	735,300	1,176,480
Weatherford International Ltd. (a)	344,598	5,892,626
		39,418,810
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	66,083	3,770,035
Apache Corp.	56,570	5,530,283
Arch Coal, Inc.	45,107	1,204,808
Berry Petroleum Co. Class A	103,400	3,280,882
BP PLC sponsored ADR	96,700	3,981,139
Chesapeake Energy Corp.	73,298	1,660,200
Chevron Corp.	57,816	4,685,987
Cimarex Energy Co.	5,500	363,990
Compton Petroleum Corp. (a)	304,500	156,875
Concho Resources, Inc. (a)	17,746	1,174,253
Concho Resources, Inc. (a)(d)	46,359	2,760,818
Denbury Resources, Inc. (a)	148,860	2,365,385
Ellora Energy, Inc. (a)(f)	30,267	20,582
EOG Resources, Inc.	38,700	3,597,939
EXCO Resources, Inc.	79,146	1,176,901
Exxon Mobil Corp.	29,855	1,844,740
Holly Corp.	48,695	1,399,981
International Coal Group, Inc. (a)	326,838	1,738,778
InterOil Corp. (a)	18,800	1,286,672
Marathon Oil Corp.	78,700	2,604,970
Massey Energy Co.	91,719	2,845,123
Niko Resources Ltd.	9,000	885,871
Noble Energy, Inc.	8,312	624,148
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Oil & Gas, Inc. (a)	277,275	$ 4,697,039
Occidental Petroleum Corp.	30,099	2,356,752
OPTI Canada, Inc. (a)	1,440,500	1,162,202
OPTI Canada, Inc. (a)(f)	358,000	288,836
Pan Orient Energy Corp. (a)	122,000	885,871
PetroBakken Energy Ltd. Class A (e)	37,065	831,193
Petrohawk Energy Corp. (a)	344,060	5,553,128
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	53,300	1,749,306
Petroplus Holdings AG	67,540	819,458
Plains Exploration & Production Co. (a)	255,865	6,823,920
Rodinia Oil Corp.	48,300	38,499
Southwestern Energy Co. (a)	72,290	2,417,378
Suncor Energy, Inc.	56,380	1,835,947
Sunoco, Inc.	32,812	1,197,638
Talisman Energy, Inc.	87,300	1,527,485
Valero Energy Corp.	118,963	2,083,042
Whiting Petroleum Corp. (a)	21,352	2,039,330
		85,267,384
TOTAL ENERGY		124,686,194
FINANCIALS - 11.1%
Capital Markets - 1.5%
AllianceBernstein Holding LP	18,300	483,303
Bank of New York Mellon Corp.	122,016	3,188,278
Bank Sarasin & Co. Ltd. Series B (Reg.)	27,856	1,077,437
BlueBay Asset Management	178,600	967,692
Evercore Partners, Inc. Class A	5,900	168,799
GCA Savvian Group Corp. (a)	329	314,537
Goldman Sachs Group, Inc.	47,266	6,833,718
Invesco Ltd.	59,381	1,260,659
Janus Capital Group, Inc.	83,500	914,325
Morgan Stanley	276,318	6,819,528
State Street Corp.	74,099	2,790,568
TD Ameritrade Holding Corp. (a)	24,079	388,876
		25,207,720
Commercial Banks - 3.0%
Associated Banc-Corp.	190,945	2,518,565
Banco Do Brasil SA	61,200	1,152,344
CapitalSource, Inc.	740,600	3,954,804
CIT Group, Inc. (a)	21,422	874,446
Commercial Bank of Qatar GDR (Reg. S)	26,398	123,287
Huntington Bancshares, Inc.	406,500	2,304,855
Itau Unibanco Banco Multiplo SA ADR (a)(f)	33,100	800,358
KeyCorp	10,700	85,172
Mizuho Financial Group, Inc.	49,500	71,807
PNC Financial Services Group, Inc.	158,593	8,232,563

	Shares	Value
Regions Financial Corp.	167,423	$ 1,217,165
SunTrust Banks, Inc.	123,314	3,185,201
Susquehanna Bancshares, Inc., Pennsylvania	82,900	699,676
SVB Financial Group (a)	58,793	2,488,120
U.S. Bancorp, Delaware	11,702	252,997
Wells Fargo & Co.	788,131	19,805,732
Wilmington Trust Corp., Delaware (e)	200,864	1,803,759
		49,570,851
Consumer Finance - 0.5%
American Express Co.	87,771	3,689,015
Capital One Financial Corp.	36,996	1,463,192
Discover Financial Services	121,777	2,031,240
SLM Corp. (a)	75,648	873,734
		8,057,181
Diversified Financial Services - 3.1%
Bank of America Corp.	791,382	10,375,018
BM&F Bovespa SA	101,200	846,097
Citigroup, Inc. (a)	2,663,946	10,389,389
CME Group, Inc.	7,380	1,922,121
Deutsche Boerse AG	17,919	1,195,764
JPMorgan Chase & Co.	504,326	19,199,691
Moody's Corp.	48,291	1,206,309
PICO Holdings, Inc. (a)	214,996	6,419,781
		51,554,170
Insurance - 1.2%
AEGON NV (a)	159,773	959,234
Allstate Corp.	3,800	119,890
American Equity Investment Life Holding Co.	13,900	142,336
Assured Guaranty Ltd.	202,232	3,460,190
Delphi Financial Group, Inc. Class A	42,990	1,074,320
Endurance Specialty Holdings Ltd.	31,100	1,237,780
Genworth Financial, Inc. Class A (a)	263,400	3,218,748
Lincoln National Corp.	95,350	2,280,772
Maiden Holdings Ltd. (f)	19,000	144,590
MBIA, Inc. (a)(e)	239,210	2,404,061
MetLife, Inc.	26,400	1,015,080
Old Republic International Corp.	47,284	654,883
Platinum Underwriters Holdings Ltd.	19,700	857,344
Protective Life Corp.	76,000	1,653,760
		19,222,988
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc.	7,500	623,400
CBL & Associates Properties, Inc.	82,811	1,081,512
Education Realty Trust, Inc.	58,200	416,130
Franklin Street Properties Corp.	84,300	1,047,006
ProLogis Trust	133,200	1,569,096
Public Storage	18,568	1,801,839
Segro PLC	136,977	587,452
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	40,510	$ 2,565,498
The Macerich Co.	16,624	714,001
U-Store-It Trust	77,294	645,405
Vornado Realty Trust	17,981	1,537,915
Westfield Group unit	22,720	269,258
		12,858,512
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	555,356	10,151,908
Coresite Realty Corp.	34,700	568,733
Iguatemi Empresa de Shopping Centers SA	61,900	1,382,256
Jones Lang LaSalle, Inc.	36,588	3,156,447
Kenedix, Inc. (a)	6,165	1,091,514
		16,350,858
Thrifts & Mortgage Finance - 0.0%
Bank Mutual Corp.	50,771	263,501
Washington Mutual, Inc.	101,600	19,406
		282,907
TOTAL FINANCIALS		183,105,187
HEALTH CARE - 7.1%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	17,700	1,139,172
Allos Therapeutics, Inc. (a)	53,648	253,219
Amgen, Inc. (a)	103,600	5,709,396
Amylin Pharmaceuticals, Inc. (a)	59,775	1,246,309
ARIAD Pharmaceuticals, Inc. (a)	241,249	921,571
ArQule, Inc. (a)	43,800	225,570
AVEO Pharmaceuticals, Inc.	101,526	1,131,000
Biogen Idec, Inc. (a)	36,116	2,026,830
Cephalon, Inc. (a)	20,200	1,261,288
China Biologic Products, Inc. (a)(e)	49,606	490,107
Clinical Data, Inc. (a)	102,020	1,721,077
Gilead Sciences, Inc. (a)	25,300	900,933
Human Genome Sciences, Inc. (a)	74,300	2,213,397
ImmunoGen, Inc. (a)	49,700	311,619
InterMune, Inc. (a)	29,994	408,518
Micromet, Inc. (a)	131,900	886,368
NPS Pharmaceuticals, Inc. (a)	74,190	507,460
OREXIGEN Therapeutics, Inc. (a)(e)	282,177	1,673,310
PDL BioPharma, Inc.	133,200	700,632
Protalix BioTherapeutics, Inc. (a)(e)	93,769	814,853
SIGA Technologies, Inc. (a)	191,888	1,623,372
Theravance, Inc. (a)	165,919	3,334,972
United Therapeutics Corp. (a)	31,300	1,753,113
Vertex Pharmaceuticals, Inc. (a)	3,300	114,081
ZIOPHARM Oncology, Inc. (a)	134,818	505,568
		31,873,735

	Shares	Value
Health Care Equipment & Supplies - 1.3%
AGA Medical Holdings, Inc.	79,232	$ 1,106,079
C. R. Bard, Inc.	41,140	3,350,030
Covidien PLC	63,696	2,559,942
Hill-Rom Holdings, Inc.	46,900	1,683,241
Hologic, Inc. (a)	73,561	1,177,712
Inverness Medical Innovations, Inc. (a)(d)	2,771	85,707
Kinetic Concepts, Inc. (a)	30,157	1,103,143
Orthofix International NV (a)	44,781	1,407,019
Orthovita, Inc. (a)	190,700	432,889
St. Jude Medical, Inc. (a)	36,517	1,436,579
Stryker Corp.	42,500	2,127,125
Symmetry Medical, Inc. (a)	119,391	1,150,929
Volcano Corp. (a)	11,700	303,966
William Demant Holding AS (a)	16,046	1,184,157
Wright Medical Group, Inc. (a)	97,683	1,407,612
Zimmer Holdings, Inc. (a)	13,500	706,455
		21,222,585
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc. (a)	159,844	2,607,056
Catalyst Health Solutions, Inc. (a)	7,785	274,110
CIGNA Corp.	141,120	5,049,274
Corvel Corp. (a)	1,100	46,695
DaVita, Inc. (a)	12,243	845,134
Emeritus Corp. (a)	40,617	692,926
Express Scripts, Inc. (a)	114,900	5,595,630
Fresenius Medical Care AG & Co. KGaA	15,600	963,594
LHC Group, Inc. (a)	18,800	435,972
McKesson Corp.	34,200	2,112,876
Medco Health Solutions, Inc. (a)	73,341	3,818,132
MEDNAX, Inc. (a)	7,568	403,374
Quest Diagnostics, Inc.	44,029	2,222,144
RehabCare Group, Inc. (a)	44,233	894,391
Sun Healthcare Group, Inc. (a)	144,700	1,225,609
VCA Antech, Inc. (a)	45,300	955,377
		28,142,294
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	100,500	1,856,235
Computer Programs & Systems, Inc.	12,100	515,097
		2,371,332
Life Sciences Tools & Services - 0.2%
Life Technologies Corp. (a)	23,524	1,098,336
Lonza Group AG	19,964	1,705,917
PerkinElmer, Inc.	29,100	673,374
		3,477,627
Pharmaceuticals - 1.8%
Ardea Biosciences, Inc. (a)	93,700	2,155,100
Cadence Pharmaceuticals, Inc. (a)	223,131	1,863,144
GlaxoSmithKline PLC	72,700	1,434,046
GlaxoSmithKline PLC sponsored ADR	73,919	2,921,279
Merck & Co., Inc.	346,322	12,748,113
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	17,100	$ 986,157
Novo Nordisk AS Series B	27,021	2,674,188
Pronova BioPharma ASA (a)	499,546	913,379
Teva Pharmaceutical Industries Ltd. sponsored ADR	47,900	2,526,725
Valeant Pharmaceuticals International, Inc.	46,000	1,160,340
		29,382,471
TOTAL HEALTH CARE		116,470,044
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	39,530	1,198,154
DigitalGlobe, Inc. (a)	37,841	1,150,366
Esterline Technologies Corp. (a)	22,575	1,291,967
GeoEye, Inc. (a)	80,860	3,273,213
Goodrich Corp.	34,023	2,508,516
HEICO Corp. Class A	59,545	2,028,698
Honeywell International, Inc.	83,153	3,653,743
Precision Castparts Corp.	35,131	4,473,933
Raytheon Co.	58,720	2,684,091
Raytheon Co. warrants 6/16/11 (a)	200	1,808
United Technologies Corp.	113,357	8,074,419
		30,338,908
Airlines - 0.2%
Delta Air Lines, Inc. (a)	53,961	628,106
Southwest Airlines Co.	175,416	2,292,687
UAL Corp. (a)	19,900	470,237
		3,391,030
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	12,388	514,226
Masco Corp.	186,500	2,053,365
Owens Corning (a)	68,418	1,753,553
		4,321,144
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	41,829	1,552,692
Casella Waste Systems, Inc. Class A (a)	79,181	332,560
Corrections Corp. of America (a)	24,935	615,396
Higher One Holdings, Inc. (a)	2,700	44,523
Interface, Inc. Class A	222,950	3,172,579
Knoll, Inc.	91,771	1,423,368
Pitney Bowes, Inc.	29,925	639,797
Quad/Graphics, Inc. (a)	18,618	869,833
R.R. Donnelley & Sons Co.	116,997	1,984,269
Republic Services, Inc.	67,895	2,070,119
Schawk, Inc. Class A	19,735	364,308
Steelcase, Inc. Class A	45,276	377,149

	Shares	Value
The Brink's Co.	68,800	$ 1,582,400
The Geo Group, Inc. (a)	90,088	2,103,555
		17,132,548
Construction & Engineering - 0.6%
Aveng Ltd.	118,300	738,293
Fluor Corp.	72,662	3,598,949
Foster Wheeler AG (a)	67,800	1,658,388
Granite Construction, Inc.	41,960	954,170
Great Lakes Dredge & Dock Corp.	166,739	968,754
Jacobs Engineering Group, Inc. (a)	30,800	1,191,960
MasTec, Inc. (a)	44,800	462,336
		9,572,850
Electrical Equipment - 0.7%
Alstom SA	13,876	707,932
AMETEK, Inc.	27,200	1,299,344
Cooper Industries PLC Class A	50,757	2,483,540
Emerson Electric Co.	26,004	1,369,371
Prysmian SpA	63,200	1,154,636
Regal-Beloit Corp.	18,358	1,077,431
Schneider Electric SA	13,106	1,661,970
Zumtobel AG	62,688	1,075,198
		10,829,422
Industrial Conglomerates - 1.7%
Cookson Group PLC (a)	39,500	339,427
General Electric Co.	1,120,239	18,203,884
Koninklijke Philips Electronics NV	72,100	2,268,874
Rheinmetall AG	31,800	2,102,772
Siemens AG sponsored ADR	15,588	1,642,975
Textron, Inc.	181,021	3,721,792
		28,279,724
Machinery - 1.6%
Actuant Corp. Class A	82,025	1,883,294
ArvinMeritor, Inc. (a)	78,364	1,217,777
Blount International, Inc. (a)	64,023	815,013
Briggs & Stratton Corp.	62,862	1,195,007
Bucyrus International, Inc. Class A	23,512	1,630,557
Caterpillar, Inc.	16,978	1,335,829
Commercial Vehicle Group, Inc. (a)	74,000	753,320
Cummins, Inc.	38,363	3,474,921
Hardinge, Inc.	39,197	300,249
Ingersoll-Rand Co. Ltd.	76,800	2,742,528
Navistar International Corp. (a)	124,600	5,437,544
NSK Ltd.	145,000	983,787
Pall Corp.	30,495	1,269,812
Timken Co.	34,296	1,315,595
Trinity Industries, Inc.	47,053	1,047,870
Vallourec SA	6,806	676,183
WABCO Holdings, Inc. (a)	21,100	884,934
		26,964,220
Professional Services - 0.4%
Kforce, Inc. (a)	121,900	1,672,468
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Robert Half International, Inc.	73,100	$ 1,900,600
Towers Watson & Co.	43,059	2,117,642
		5,690,710
Road & Rail - 1.3%
Arkansas Best Corp.	40,603	983,811
Con-way, Inc.	58,910	1,825,621
CSX Corp.	97,800	5,410,296
Norfolk Southern Corp.	29,111	1,732,396
Saia, Inc. (a)	110,945	1,656,409
Union Pacific Corp.	101,230	8,280,614
Universal Truckload Services, Inc. (a)	76,505	1,198,068
		21,087,215
Trading Companies & Distributors - 0.1%
Finning International, Inc.	27,700	644,067
Kaman Corp.	49,600	1,300,016
		1,944,083
TOTAL INDUSTRIALS		159,551,854
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.8%
Calix Networks, Inc. (a)(e)	86,022	1,235,276
Cisco Systems, Inc. (a)	614,775	13,463,573
Comverse Technology, Inc. (a)	217,900	1,466,467
HTC Corp.	13,350	303,370
Infinera Corp. (a)	130,645	1,524,627
Juniper Networks, Inc. (a)	185,968	5,644,129
Motorola, Inc. (a)	378,305	3,226,942
QUALCOMM, Inc.	65,508	2,955,721
		29,820,105
Computers & Peripherals - 2.5%
Apple, Inc. (a)	102,415	29,060,242
Hewlett-Packard Co.	261,200	10,988,684
NCR Corp. (a)	36,896	502,892
Western Digital Corp. (a)	26,160	742,682
		41,294,500
Electronic Equipment & Components - 1.1%
Agilent Technologies, Inc. (a)	183,470	6,122,394
Avnet, Inc. (a)	132,971	3,591,547
Corning, Inc.	213,603	3,904,663
Keyence Corp.	7,600	1,657,409
Molex, Inc. (e)	61,561	1,288,472
Tyco Electronics Ltd.	81,017	2,367,317
		18,931,802
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	16,199	812,866
DealerTrack Holdings, Inc. (a)	47,909	818,286
eAccess Ltd.	2,682	2,059,929
eBay, Inc. (a)	132,255	3,227,022

	Shares	Value
Google, Inc. Class A (a)	9,812	$ 5,159,051
Monster Worldwide, Inc. (a)	95,500	1,237,680
Open Text Corp. (a)	30,700	1,448,831
		14,763,665
IT Services - 0.8%
Acxiom Corp. (a)	75,444	1,196,542
Alliance Data Systems Corp. (a)	33,691	2,198,675
Atos Origin SA (a)	28,523	1,289,535
Fidelity National Information Services, Inc.	30,697	832,810
Fiserv, Inc. (a)	11,927	641,911
MasterCard, Inc. Class A	11,200	2,508,800
Visa, Inc. Class A	52,900	3,928,354
		12,596,627
Office Electronics - 0.2%
Xerox Corp.	296,981	3,073,753
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	122,934	874,061
Analog Devices, Inc.	92,400	2,899,512
ASAT Holdings Ltd. (a)	1,762	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	0
ASML Holding NV	84,200	2,503,266
Atmel Corp. (a)	778,939	6,200,354
Avago Technologies Ltd. (a)	228,347	5,140,091
Cymer, Inc. (a)	59,129	2,192,503
Cypress Semiconductor Corp. (a)	93,800	1,180,004
Fairchild Semiconductor International, Inc. (a)	298,230	2,803,362
First Solar, Inc. (a)	8,400	1,237,740
Himax Technologies, Inc. sponsored ADR	291,700	723,416
Intersil Corp. Class A	77,979	911,575
Kulicke & Soffa Industries, Inc. (a)	213,633	1,322,388
Lam Research Corp. (a)	259,700	10,868,445
Linear Technology Corp.	7,432	228,385
LTX-Credence Corp. (a)	1,274,759	2,664,246
LTX-Credence Corp. (a)	2,560	16,051
Mattson Technology, Inc. (a)	157,835	434,046
Maxim Integrated Products, Inc.	109,843	2,033,194
Microchip Technology, Inc. (e)	21,252	668,375
Micron Technology, Inc. (a)	560,248	4,039,388
National Semiconductor Corp.	94,000	1,200,380
NVIDIA Corp. (a)	82,888	968,132
NXP Semiconductors NV	173,400	2,148,426
ON Semiconductor Corp. (a)	430,304	3,102,492
Standard Microsystems Corp. (a)	52,208	1,190,864
Teradyne, Inc. (a)	58,879	655,912
TriQuint Semiconductor, Inc. (a)	51,900	498,240
		58,704,848
Software - 1.5%
BMC Software, Inc. (a)	74,732	3,025,151
CA, Inc.	93,861	1,982,344
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ChinaCache International Holdings Ltd. sponsored ADR (a)	2,600	$ 36,140
Citrix Systems, Inc. (a)	33,588	2,292,045
DemandTec, Inc. (a)	94,500	889,245
Informatica Corp. (a)	80,768	3,102,299
Micro Focus International PLC	238,026	1,426,531
Oracle Corp.	388,929	10,442,744
Radiant Systems, Inc. (a)	12,883	220,299
Sage Group PLC	139,000	603,334
Ultimate Software Group, Inc. (a)	7,974	308,115
		24,328,247
TOTAL INFORMATION TECHNOLOGY		203,513,547
MATERIALS - 4.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	25,565	2,117,293
Celanese Corp. Class A	91,138	2,925,530
CF Industries Holdings, Inc.	16,965	1,620,158
Clariant AG (Reg.) (a)	155,420	2,273,282
Dow Chemical Co.	168,299	4,621,491
Huabao International Holdings Ltd.	1,131,000	1,763,771
Monsanto Co.	37,739	1,808,830
Solutia, Inc. (a)	172,060	2,756,401
Spartech Corp. (a)	252,295	2,071,342
The Mosaic Co.	21,043	1,236,487
Valspar Corp.	22,460	715,351
W.R. Grace & Co. (a)	193,649	5,410,553
Yara International ASA	44,000	1,990,679
		31,311,168
Construction Materials - 0.1%
HeidelbergCement AG	49,690	2,394,869
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	89,694	2,516,814
Metals & Mining - 2.3%
Agnico-Eagle Mines Ltd. (Canada)	21,700	1,542,994
Alcoa, Inc.	59,520	720,787
Anglo American PLC (United Kingdom)	31,400	1,245,774
Camino Minerals Corp. (a)	8,200	3,029
Commercial Metals Co.	171,300	2,482,137
Eldorado Gold Corp.	215,109	3,977,033
Freeport-McMoRan Copper & Gold, Inc.	38,359	3,275,475
Goldcorp, Inc.	1,100	47,796
Grande Cache Coal Corp. (a)	85,900	528,551
Gulf Resources, Inc. (a)(e)	80,934	622,382
Gulf Resources, Inc. (d)	257,850	1,982,867
Ivanhoe Mines Ltd. (a)	243,800	5,720,857
Kinross Gold Corp.	124,104	2,328,269

	Shares	Value
Kinross Gold Corp. warrants 9/17/14 (a)	7,678	$ 32,839
Newcrest Mining Ltd.	124,437	4,771,786
Orko Silver Corp. (a)	30,000	56,282
Pan American Silver Corp.	40,700	1,204,313
Randgold Resources Ltd. sponsored ADR	49,658	5,038,301
Seabridge Gold, Inc. (a)	12,800	367,104
Silver Standard Resources, Inc. (a)	59,500	1,188,810
Silver Wheaton Corp. (a)	50,200	1,337,040
Thompson Creek Metals Co., Inc. (a)	1,100	11,858
Walter Energy, Inc.	1,700	138,193
		38,624,477
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	186,754	2,943,243
TOTAL MATERIALS		77,790,571
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
China Unicom (Hong Kong) Ltd.	792,000	1,158,160
Frontier Communications Corp.	104,691	855,325
Iliad Group SA	17,941	1,869,536
Qwest Communications International, Inc.	644,600	4,041,642
Telefonica SA sponsored ADR	14,741	1,093,045
		9,017,708
Wireless Telecommunication Services - 0.4%
Clearwire Corp. Class A (a)	50,065	405,026
SOFTBANK CORP.	23,600	772,250
Sprint Nextel Corp. (a)	1,216,400	5,631,932
Syniverse Holdings, Inc. (a)	13,392	303,597
		7,112,805
TOTAL TELECOMMUNICATION SERVICES		16,130,513
UTILITIES - 1.7%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	33,501	1,213,741
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	66,200	990,352
Entergy Corp.	29,986	2,294,829
FirstEnergy Corp.	37,100	1,429,834
NextEra Energy, Inc.	8,313	452,144
PPL Corp.	87,502	2,382,679
		8,763,579
Gas Utilities - 0.1%
China Gas Holdings Ltd.	360,000	193,479
Enn Energy Holdings Ltd.	436,000	1,253,100
		1,446,579
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	789,099	8,956,274
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.6%
Alliant Energy Corp.	21,225	$ 771,529
CMS Energy Corp.	227,116	4,092,630
PG&E Corp.	37,743	1,714,287
Public Service Enterprise Group, Inc.	48,028	1,588,766
Sempra Energy	25,515	1,372,707
		9,539,919
TOTAL UTILITIES		28,706,351
TOTAL COMMON STOCKS (Cost $1,026,567,283)		1,131,434,307
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50%	9,800	1,020,670
Whiting Petroleum Corp. 6.25%	171	39,518
		1,060,188
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	21,500	2,547,965
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	24,500	1,389,640
TOTAL CONVERTIBLE PREFERRED STOCKS		4,997,793
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	8,900	1,074,246
TOTAL PREFERRED STOCKS (Cost $5,286,032)		6,072,039
Investment Companies - 0.2%
	Shares	Value
Ares Capital Corp. (Cost $3,210,613)	245,769	$ 3,846,285
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.5%
FINANCIALS - 0.2%
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 5% 10/15/16 (f)	$ 840,000	979,692
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (c)(f)	2,396,000	2,914,135
TOTAL FINANCIALS		3,893,827
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15	770,000	1,556,709
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15	1,120,000	1,421,056
TOTAL HEALTH CARE		2,977,765
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	250,000	378,906
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14	520,000	1,221,844
TOTAL CONVERTIBLE BONDS		8,472,342
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	715,000	538,038
8.25% 12/15/14	695,000	522,988
		1,061,026
TOTAL CORPORATE BONDS (Cost $5,636,062)		9,533,368
Fixed-Income Funds - 29.7%
	Shares	Value
Fidelity High Income Central Fund 2 (g)	740,342	$ 79,875,474
Fidelity VIP Investment Grade Central Fund (g)	3,704,573	410,540,813
TOTAL FIXED-INCOME FUNDS (Cost $444,823,262)		490,416,287
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.25% (h)	10,794,265	10,794,265
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(h)	9,588,732	9,588,732
TOTAL MONEY MARKET FUNDS (Cost $20,382,997)		20,382,997
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,505,906,249)	1,661,685,283
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(13,951,231)
NET ASSETS - 100%	$ 1,647,734,052
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,829,392 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Concho Resources, Inc.	7/20/10	$ 2,100,063
Gulf Resources, Inc.	12/11/09	$ 2,191,725
Inverness Medical Innovations, Inc.	2/8/06	$ 67,640
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,148,193 or 0.3% of net assets.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,853
Fidelity High Income Central Fund 2	4,252,505
Fidelity Securities Lending Cash Central Fund	163,248
Fidelity VIP Investment Grade Central Fund	11,631,368
Total	$ 16,066,974
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 72,325,952	$ 4,252,505	$ -	$ 79,875,474	15.5%
Fidelity VIP Investment Grade Central Fund	393,891,708	41,710,930	50,190,815	410,540,813	10.4%
Total	$ 466,217,660	$ 45,963,435	$ 50,190,815	$ 490,416,287
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 123,484,636	$ 121,302,747	$ 2,181,889	$ -
Consumer Staples	99,069,656	99,069,656	-	-
Energy	125,746,382	121,944,312	3,781,488	20,582
Financials	185,653,152	180,668,095	4,985,057	-
Health Care	116,470,044	112,361,810	4,108,234	-
Industrials	159,551,854	156,299,193	3,252,661	-
Information Technology	203,513,547	199,760,069	3,753,478	-
Materials	77,790,571	77,790,571	-	-
Telecommunication Services	16,130,513	14,200,103	1,930,410	-
Utilities	30,095,991	28,706,351	1,389,640	-
Investment Companies	3,846,285	3,846,285	-	-
Corporate Bonds	9,533,368	-	9,533,368	-
Fixed-Income Funds	490,416,287	490,416,287	-	-
Money Market Funds	20,382,997	20,382,997	-	-
Total Investments in Securities:	$ 1,661,685,283	$ 1,626,748,476	$ 34,916,225	$ 20,582
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 217,703
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	166,076
Cost of Purchases	-
Proceeds of Sales	(363,204)
Amortization/Accretion	-
Transfers in to Level 3	7
Transfers out of Level 3	-
Ending Balance	$ 20,582
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ 166,076

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $1,510,102,622. Net unrealized appreciation aggregated $151,582,661, of which $247,342,445 related to appreciated investment securities and $95,759,784 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

September 30, 2010

1.808777.106

VIPDCA-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 27.1%
Diversified Consumer Services - 1.9%
ITT Educational Services, Inc. (a)(c)	10,302	$ 723,922
Strayer Education, Inc. (c)	1,856	323,872
		1,047,794
Hotels, Restaurants & Leisure - 5.1%
Accor SA	5,647	206,221
Marriott International, Inc. Class A	9,513	340,851
McDonald's Corp.	11,318	843,304
Paddy Power PLC (Ireland)	12,842	450,676
Starwood Hotels & Resorts Worldwide, Inc.	17,495	919,362
		2,760,414
Household Durables - 0.3%
Whirlpool Corp.	2,082	168,559
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	2,539	398,775
Blue Nile, Inc. (a)	2,946	131,068
		529,843
Media - 9.7%
Interpublic Group of Companies, Inc. (a)	68,877	690,836
Kabel Deutschland Holding AG	11,300	448,327
The Walt Disney Co.	42,409	1,404,162
Valassis Communications, Inc. (a)	21,723	736,192
Virgin Media, Inc.	86,551	1,992,404
		5,271,921
Multiline Retail - 0.2%
Retail Ventures, Inc. (a)	10,851	116,757
Specialty Retail - 6.2%
Bed Bath & Beyond, Inc. (a)	13,931	604,745
Chico's FAS, Inc.	52,286	550,049
DSW, Inc. Class A (a)	6,911	198,346
Gap, Inc.	7,758	144,609
J. Crew Group, Inc. (a)(c)	8,600	289,132
Jos. A. Bank Clothiers, Inc. (a)	3,000	127,830
Staples, Inc.	23,654	494,842
Tiffany & Co., Inc.	4,095	192,424
TJX Companies, Inc.	16,514	737,020
		3,338,997
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.	9,836	422,555
Crocs, Inc. (a)	8,257	107,424
Phillips-Van Heusen Corp.	8,800	529,408
Polo Ralph Lauren Corp. Class A	2,500	224,650
VF Corp.	2,344	189,911
		1,473,948
TOTAL CONSUMER DISCRETIONARY		14,708,233

	Shares	Value
CONSUMER STAPLES - 3.6%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	6,078	$ 357,573
Grupo Modelo SAB de CV Series C	31,600	173,565
The Coca-Cola Co.	14,388	841,986
		1,373,124
Food & Staples Retailing - 0.6%
Kroger Co.	8,231	178,283
Whole Foods Market, Inc. (a)	4,143	153,747
		332,030
Household Products - 0.5%
Clorox Co.	3,577	238,801
TOTAL CONSUMER STAPLES		1,943,955
ENERGY - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc. (a)	8,200	337,430
Chevron Corp.	10,816	876,637
Massey Energy Co.	6,660	206,593
Occidental Petroleum Corp.	11,142	872,419
Patriot Coal Corp. (a)(c)	12,300	140,343
Peabody Energy Corp.	4,600	225,446
Royal Dutch Shell PLC Class A sponsored ADR	9,800	590,940
		3,249,808
FINANCIALS - 13.0%
Capital Markets - 1.7%
Franklin Resources, Inc.	1,965	210,059
Greenhill & Co., Inc.	2,789	221,223
Janus Capital Group, Inc.	20,527	224,771
Lazard Ltd. Class A	7,040	246,963
		903,016
Commercial Banks - 7.7%
Allied Irish Banks PLC (a)	35,234	24,593
Banco Bilbao Vizcaya Argentaria SA	24,490	331,438
Banco Santander SA	24,696	313,483
Bank of Ireland (a)	301,222	252,352
Comerica, Inc.	15,162	563,268
M&T Bank Corp. (c)	2,486	203,380
Marshall & Ilsley Corp.	33,033	232,552
PNC Financial Services Group, Inc.	14,282	741,379
Regions Financial Corp.	38,100	276,987
SunTrust Banks, Inc.	14,062	363,221
SVB Financial Group (a)	6,573	278,169
Wells Fargo & Co.	23,718	596,033
		4,176,855
Consumer Finance - 0.6%
American Express Co.	8,411	353,514
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 1.5%
CME Group, Inc.	2,236	$ 582,366
Moody's Corp.	10,295	257,169
		839,535
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	43,467	794,577
TOTAL FINANCIALS		7,067,497
HEALTH CARE - 3.7%
Biotechnology - 1.6%
Biogen Idec, Inc. (a)	15,815	887,538
Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (a)	7,400	496,170
Symmetry Medical, Inc. (a)	9,252	89,189
Thoratec Corp. (a)	3,434	126,989
Wright Medical Group, Inc. (a)	9,200	132,572
		844,920
Health Care Technology - 0.2%
Transcend Services, Inc. (a)	6,443	98,256
Pharmaceuticals - 0.3%
Elan Corp. PLC sponsored ADR (a)	24,726	142,175
TOTAL HEALTH CARE		1,972,889
INDUSTRIALS - 24.4%
Aerospace & Defense - 0.5%
DigitalGlobe, Inc. (a)	1,218	37,027
GeoEye, Inc. (a)	5,487	222,114
		259,141
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	20,034	122,007
Airlines - 12.3%
AMR Corp. (a)	54,160	339,583
Continental Airlines, Inc. Class B (a)	105,629	2,623,823
Delta Air Lines, Inc. (a)	137,474	1,600,197
UAL Corp. (a)(c)	47,760	1,128,569
US Airways Group, Inc. (a)	103,771	959,882
		6,652,054
Commercial Services & Supplies - 1.2%
Pitney Bowes, Inc.	30,918	661,027
Construction & Engineering - 0.5%
Fluor Corp.	5,677	281,182
Industrial Conglomerates - 0.2%
Textron, Inc.	4,400	90,464
Machinery - 5.8%
Bucyrus International, Inc. Class A	7,755	537,809
Caterpillar, Inc.	5,112	402,212

	Shares	Value
Cummins, Inc.	7,199	$ 652,085
Deere & Co.	7,180	501,020
Joy Global, Inc.	5,100	358,632
Trinity Industries, Inc.	8,687	193,459
Vallourec SA	2,507	249,073
WABCO Holdings, Inc. (a)	6,355	266,529
		3,160,819
Road & Rail - 3.6%
Con-way, Inc.	6,755	209,337
Landstar System, Inc.	2,100	81,102
Norfolk Southern Corp.	9,206	547,849
Union Pacific Corp.	13,370	1,093,666
		1,931,954
Trading Companies & Distributors - 0.1%
Textainer Group Holdings Ltd.	2,718	72,679
TOTAL INDUSTRIALS		13,231,327
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	45,383	993,888
Juniper Networks, Inc. (a)	35,052	1,063,828
		2,057,716
Computers & Peripherals - 3.9%
Apple, Inc. (a)	7,432	2,108,830
Electronic Equipment & Components - 0.1%
Avnet, Inc. (a)	2,100	56,721
Internet Software & Services - 0.8%
eBay, Inc. (a)	17,456	425,926
IT Services - 0.5%
Paychex, Inc.	9,870	271,326
Semiconductors & Semiconductor Equipment - 0.8%
Altera Corp.	15,490	467,178
Software - 0.2%
Nintendo Co. Ltd.	400	100,331
TOTAL INFORMATION TECHNOLOGY		5,488,028
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc.	17,041	206,367
BHP Billiton Ltd. sponsored ADR	2,091	159,585
Newmont Mining Corp.	3,530	221,719
		587,671
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.4%
Iliad Group SA	1,995	207,888
Wireless Telecommunication Services - 7.0%
American Tower Corp. Class A (a)	7,779	398,752
Clearwire Corp. Class A (a)	45,079	364,689
SOFTBANK CORP.	7,200	235,602
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	469,847	$ 2,175,392
Vodafone Group PLC sponsored ADR	24,958	619,208
		3,793,643
TOTAL TELECOMMUNICATION SERVICES		4,001,531
TOTAL COMMON STOCKS (Cost $51,071,214)		52,250,939
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 0.25% (d)	3,171,057	3,171,057
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	2,065,683	2,065,683
TOTAL MONEY MARKET FUNDS (Cost $5,236,740)		5,236,740
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $56,307,954)		57,487,679
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(3,284,092)
NET ASSETS - 100%		$ 54,203,587
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,517
Fidelity Securities Lending Cash Central Fund	8,694
Total	$ 17,211
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,708,233	$ 14,708,233	$ -	$ -
Consumer Staples	1,943,955	1,943,955	-	-
Energy	3,249,808	3,249,808	-	-
Financials	7,067,497	6,145,631	921,866	-
Health Care	1,972,889	1,972,889	-	-
Industrials	13,231,327	13,231,327	-	-
Information Technology	5,488,028	5,387,697	100,331	-
Materials	587,671	587,671	-	-
Telecommunication Services	4,001,531	3,765,929	235,602	-
Money Market Funds	5,236,740	5,236,740	-	-
Total Investments in Securities:	$ 57,487,679	$ 56,229,880	$ 1,257,799	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $56,557,919. Net unrealized appreciation aggregated $929,760, of which $6,808,608 related to appreciated investment securities and $5,878,848 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

September 30, 2010

1.808773.106

VIPGI-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.5%
Fuel Systems Solutions, Inc. (a)	8,900	$ 348,079
Tenneco, Inc. (a)	26,100	756,117
TRW Automotive Holdings Corp. (a)	54,300	2,256,708
		3,360,904
Automobiles - 0.4%
Ford Motor Co. (a)	180,100	2,204,424
Harley-Davidson, Inc.	34,400	978,336
		3,182,760
Distributors - 0.2%
Li & Fung Ltd.	242,000	1,361,425
Hotels, Restaurants & Leisure - 1.6%
Accor SA	36,805	1,344,070
Buffalo Wild Wings, Inc. (a)	30,194	1,445,991
Darden Restaurants, Inc.	23,900	1,022,442
Jack in the Box, Inc. (a)	23,700	508,128
Little Sheep Group Ltd.	55,000	37,215
Marriott International, Inc. Class A	80,349	2,878,905
Sonic Corp. (a)	42,900	346,632
Starbucks Corp.	150,150	3,840,837
		11,424,220
Household Durables - 1.5%
D.R. Horton, Inc.	86,862	965,905
Ethan Allen Interiors, Inc.	37,630	657,020
Newell Rubbermaid, Inc.	53,900	959,959
Stanley Black & Decker, Inc.	72,200	4,424,416
Toll Brothers, Inc. (a)	197,700	3,760,254
Whirlpool Corp.	7,200	582,912
		11,350,466
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	19,100	2,999,846
Expedia, Inc.	64,990	1,833,368
		4,833,214
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.)	147,991	2,517,327
DIRECTV (a)	87,458	3,640,877
Lamar Advertising Co. Class A (a)	27,106	862,513
McGraw-Hill Companies, Inc.	56,927	1,882,007
The Walt Disney Co.	188,800	6,251,168
Time Warner, Inc.	23,399	717,179
Washington Post Co. Class B	4,560	1,821,310
		17,692,381
Multiline Retail - 1.8%
Kohl's Corp. (a)	79,300	4,177,524
Target Corp.	167,200	8,935,168
		13,112,692

	Shares	Value
Specialty Retail - 0.9%
Best Buy Co., Inc.	85,481	$ 3,490,189
Lowe's Companies, Inc.	131,378	2,928,416
		6,418,605
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	41,600	3,738,176
TOTAL CONSUMER DISCRETIONARY		76,474,843
CONSUMER STAPLES - 8.0%
Beverages - 2.6%
Coca-Cola Enterprises, Inc.	98,800	3,062,800
Dr Pepper Snapple Group, Inc.	13,800	490,176
The Coca-Cola Co.	256,900	15,033,788
		18,586,764
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	117,300	3,691,431
Wal-Mart de Mexico SA de CV Series V	293,100	734,465
Wal-Mart Stores, Inc.	55,367	2,963,242
		7,389,138
Food Products - 1.6%
Bunge Ltd.	42,850	2,535,006
Kraft Foods, Inc. Class A	39,500	1,218,970
Mead Johnson Nutrition Co. Class A	36,100	2,054,451
Nestle SA	105,850	5,640,234
		11,448,661
Household Products - 1.2%
Colgate-Palmolive Co.	56,300	4,327,218
Procter & Gamble Co.	73,600	4,413,792
		8,741,010
Tobacco - 1.6%
Philip Morris International, Inc.	212,460	11,902,009
TOTAL CONSUMER STAPLES		58,067,582
ENERGY - 11.2%
Energy Equipment & Services - 5.0%
Cameron International Corp. (a)	165,528	7,111,083
Ensco International Ltd. ADR	24,100	1,077,993
Halliburton Co.	288,593	9,543,771
Oil States International, Inc. (a)	32,600	1,517,530
Saipem SpA	38,556	1,544,426
Schlumberger Ltd.	136,800	8,428,248
TETRA Technologies, Inc. (a)	87,600	893,520
Weatherford International Ltd. (a)	349,600	5,978,160
		36,094,731
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	11,800	673,190
Apache Corp.	42,300	4,135,248
Cameco Corp. (c)	37,800	1,050,868
Chesapeake Energy Corp.	1,800	40,770
Exxon Mobil Corp.	455,898	28,169,937
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	57,600	$ 2,822,976
Petrohawk Energy Corp. (a)	107,300	1,731,822
Plains Exploration & Production Co. (a)	58,610	1,563,129
Southwestern Energy Co. (a)	76,950	2,573,208
Ultra Petroleum Corp. (a)	30,790	1,292,564
Whiting Petroleum Corp. (a)	9,800	935,998
		44,989,710
TOTAL ENERGY		81,084,441
FINANCIALS - 17.0%
Capital Markets - 3.2%
Ameriprise Financial, Inc.	98,201	4,647,853
Charles Schwab Corp.	2,305	32,040
Goldman Sachs Group, Inc.	14,717	2,127,784
Janus Capital Group, Inc.	126,096	1,380,751
Morgan Stanley	181,902	4,489,341
State Street Corp.	194,757	7,334,549
T. Rowe Price Group, Inc.	59,100	2,958,842
		22,971,160
Commercial Banks - 4.1%
FirstMerit Corp.	52,900	969,128
Huntington Bancshares, Inc.	106,400	603,288
PNC Financial Services Group, Inc.	75,225	3,904,930
Sterling Bancshares, Inc.	51,000	273,870
SunTrust Banks, Inc.	117,100	3,024,693
Synovus Financial Corp.	173,900	427,794
U.S. Bancorp, Delaware	241,900	5,229,878
Wells Fargo & Co.	531,348	13,352,775
Zions Bancorporation	80,600	1,721,616
		29,507,972
Consumer Finance - 1.2%
American Express Co.	130,900	5,501,727
Capital One Financial Corp.	52,000	2,056,600
Discover Financial Services	57,500	959,100
		8,517,427
Diversified Financial Services - 4.7%
Bank of America Corp.	219,994	2,884,121
Citigroup, Inc. (a)	3,191,100	12,445,290
JPMorgan Chase & Co.	478,350	18,210,785
NBH Holdings Corp. Class A (a)(d)	20,000	390,000
		33,930,196
Insurance - 2.7%
Berkshire Hathaway, Inc. Class B (a)	139,353	11,521,706
Hartford Financial Services Group, Inc.	39,242	900,604

	Shares	Value
Lincoln National Corp.	53,500	$ 1,279,720
MetLife, Inc.	154,600	5,944,370
		19,646,400
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	55,300	722,218
Public Storage	28,100	2,726,824
Simon Property Group, Inc.	14,001	1,298,453
SL Green Realty Corp.	19,300	1,222,269
		5,969,764
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	138,000	2,522,640
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	34,500	269,790
TOTAL FINANCIALS		123,335,349
HEALTH CARE - 9.3%
Biotechnology - 1.4%
Amgen, Inc. (a)	60,000	3,306,600
ARIAD Pharmaceuticals, Inc. (a)	94,200	359,844
ArQule, Inc. (a)	44,800	230,720
BioMarin Pharmaceutical, Inc. (a)	35,500	793,425
Cephalon, Inc. (a)	12,400	774,256
Genzyme Corp. (a)	10,300	729,137
Gilead Sciences, Inc. (a)	31,500	1,121,715
Incyte Corp. (a)	34,100	545,259
SIGA Technologies, Inc. (a)	32,700	276,642
Theravance, Inc. (a)	13,400	269,340
Vertex Pharmaceuticals, Inc. (a)	54,600	1,887,522
		10,294,460
Health Care Equipment & Supplies - 0.9%
Covidien PLC	126,200	5,071,978
Hill-Rom Holdings, Inc.	22,400	803,936
St. Jude Medical, Inc. (a)	15,470	608,590
		6,484,504
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc. (a)	41,300	673,603
CIGNA Corp.	31,200	1,116,336
Express Scripts, Inc. (a)	100,300	4,884,610
Henry Schein, Inc. (a)	82,226	4,816,799
McKesson Corp.	37,800	2,335,284
Medco Health Solutions, Inc. (a)	21,800	1,134,908
UnitedHealth Group, Inc.	79,852	2,803,604
		17,765,144
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	29,400	1,446,480
Life Technologies Corp. (a)	24,000	1,120,560
		2,567,040
Pharmaceuticals - 4.2%
Allergan, Inc.	24,300	1,616,679
Auxilium Pharmaceuticals, Inc. (a)	13,800	341,964
Johnson & Johnson	133,170	8,251,213
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	280,888	$ 10,339,487
Perrigo Co.	15,900	1,021,098
Pfizer, Inc.	423,226	7,266,790
Teva Pharmaceutical Industries Ltd. sponsored ADR	32,500	1,714,375
		30,551,606
TOTAL HEALTH CARE		67,662,754
INDUSTRIALS - 15.7%
Aerospace & Defense - 5.1%
AerCap Holdings NV (a)	39,784	470,645
AeroVironment, Inc. (a)	23,797	529,483
BE Aerospace, Inc. (a)	127,600	3,867,556
Goodrich Corp.	63,800	4,703,974
Precision Castparts Corp.	42,400	5,399,640
The Boeing Co.	110,400	7,346,016
United Technologies Corp.	207,964	14,813,276
		37,130,590
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	49,000	3,426,080
United Parcel Service, Inc. Class B	98,046	6,538,688
		9,964,768
Airlines - 0.2%
Delta Air Lines, Inc. (a)	63,698	741,445
UAL Corp. (a)	20,700	489,141
		1,230,586
Building Products - 0.1%
Owens Corning (a)	43,100	1,104,653
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	64,100	2,379,392
Construction & Engineering - 0.7%
Fluor Corp.	65,400	3,239,262
Jacobs Engineering Group, Inc. (a)	32,700	1,265,490
Orion Marine Group, Inc. (a)	41,100	510,051
		5,014,803
Industrial Conglomerates - 2.0%
3M Co.	99,679	8,643,166
General Electric Co.	232,072	3,771,170
Textron, Inc.	116,041	2,385,803
		14,800,139
Machinery - 2.8%
Cummins, Inc.	62,400	5,652,192
Danaher Corp.	115,000	4,670,150
Ingersoll-Rand Co. Ltd.	189,000	6,749,190
NN, Inc. (a)	18,900	155,925
PACCAR, Inc.	60,300	2,903,445
		20,130,902

	Shares	Value
Professional Services - 0.3%
Robert Half International, Inc.	75,700	$ 1,968,200
Road & Rail - 2.8%
CSX Corp.	151,300	8,369,916
Landstar System, Inc.	87,100	3,363,802
Union Pacific Corp.	105,900	8,662,620
		20,396,338
TOTAL INDUSTRIALS		114,120,371
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	537,691	11,775,433
Juniper Networks, Inc. (a)	81,322	2,468,123
Motorola, Inc. (a)	251,900	2,148,707
QUALCOMM, Inc.	169,200	7,634,304
		24,026,567
Computers & Peripherals - 5.9%
Apple, Inc. (a)	99,849	28,332,149
EMC Corp. (a)	29,867	606,599
Hewlett-Packard Co.	326,800	13,748,476
		42,687,224
Electronic Equipment & Components - 0.8%
Agilent Technologies, Inc. (a)	62,594	2,088,762
Corning, Inc.	208,900	3,818,692
		5,907,454
Internet Software & Services - 3.7%
eBay, Inc. (a)	255,931	6,244,716
Google, Inc. Class A (a)	31,691	16,662,811
Move, Inc. (a)	572,295	1,276,218
OpenTable, Inc. (a)	17,600	1,198,208
Rackspace Hosting, Inc. (a)	51,500	1,337,970
		26,719,923
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	43,359	2,795,355
International Business Machines Corp.	24,200	3,246,188
MasterCard, Inc. Class A	22,750	5,096,000
Visa, Inc. Class A	49,968	3,710,624
		14,848,167
Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	242,400	7,206,552
Avago Technologies Ltd. (a)	54,300	1,222,293
Intersil Corp. Class A	115,800	1,353,702
Lam Research Corp. (a)	116,900	4,892,265
Marvell Technology Group Ltd. (a)	105,300	1,843,803
MEMC Electronic Materials, Inc. (a)	92,200	1,099,024
Micron Technology, Inc. (a)	153,100	1,103,851
NXP Semiconductors NV	97,200	1,204,308
		19,925,798
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.7%
BMC Software, Inc. (a)	66,426	$ 2,688,924
ChinaCache International Holdings Ltd. sponsored ADR (a)	1,600	22,240
Citrix Systems, Inc. (a)	31,500	2,149,560
Informatica Corp. (a)	38,000	1,459,580
Longtop Financial Technologies Ltd. ADR (a)	8,200	322,670
Microsoft Corp.	234,293	5,737,836
Novell, Inc. (a)	123,400	736,698
Nuance Communications, Inc. (a)	51,300	802,332
Oracle Corp.	151,200	4,059,720
Red Hat, Inc. (a)	29,100	1,193,100
Salesforce.com, Inc. (a)	300	33,540
VMware, Inc. Class A (a)	4,500	382,230
		19,588,430
TOTAL INFORMATION TECHNOLOGY		153,703,563
MATERIALS - 3.6%
Chemicals - 2.4%
Albemarle Corp.	72,484	3,392,976
CF Industries Holdings, Inc.	22,400	2,139,200
Dow Chemical Co.	59,900	1,644,854
Ecolab, Inc.	20,387	1,034,436
FMC Corp.	53,852	3,684,015
Praxair, Inc.	36,604	3,303,877
The Mosaic Co.	36,400	2,138,864
		17,338,222
Metals & Mining - 1.2%
AngloGold Ashanti Ltd. sponsored ADR	78,100	3,611,344
Barrick Gold Corp.	71,600	3,309,434
Carpenter Technology Corp.	66,673	2,247,547
		9,168,325
TOTAL MATERIALS		26,506,547
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	82,500	2,688,675

	Shares	Value
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	75,300	$ 3,859,878
Sprint Nextel Corp. (a)	529,700	2,452,511
		6,312,389
TOTAL TELECOMMUNICATION SERVICES		9,001,064
UTILITIES - 0.6%
Electric Utilities - 0.4%
FirstEnergy Corp.	67,200	2,589,888
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	46,500	1,538,220
TOTAL UTILITIES		4,128,108
TOTAL COMMON STOCKS (Cost $664,173,817)		714,084,622
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.25% (e)	10,035,204	10,035,204
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	1,016,400	1,016,400
TOTAL MONEY MARKET FUNDS (Cost $11,051,604)		11,051,604
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $675,225,421)	725,136,226
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,610,539
NET ASSETS - 100%	$ 726,746,765
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $390,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,153
Fidelity Securities Lending Cash Central Fund	8,266
Total	$ 25,419
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 76,474,843	$ 76,474,843	$ -	$ -
Consumer Staples	58,067,582	58,067,582	-	-
Energy	81,084,441	81,084,441	-	-
Financials	123,335,349	122,945,349	-	390,000
Health Care	67,662,754	67,662,754	-	-
Industrials	114,120,371	114,120,371	-	-
Information Technology	153,703,563	153,681,323	22,240	-
Materials	26,506,547	26,506,547	-	-
Telecommunication Services	9,001,064	9,001,064	-	-
Utilities	4,128,108	4,128,108	-	-
Money Market Funds	11,051,604	11,051,604	-	-
Total Investments in Securities:	$ 725,136,226	$ 724,723,986	$ 22,240	$ 390,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 405,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(15,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 390,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ (15,000)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $688,414,547. Net unrealized appreciation aggregated $36,721,679, of which $90,375,350 related to appreciated investment securities and $53,653,671 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

September 30, 2010

1.808783.106

VIPGRO-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.7%
Johnson Controls, Inc.	34,100	$ 1,040,050
Tenneco, Inc. (a)	62,900	1,822,213
		2,862,263
Automobiles - 0.1%
Ford Motor Co. (a)	45,100	552,024
Diversified Consumer Services - 0.9%
Coinstar, Inc. (a)(c)	87,700	3,770,223
Hotels, Restaurants & Leisure - 4.6%
BJ's Restaurants, Inc. (a)	87,000	2,449,920
Buffalo Wild Wings, Inc. (a)	10,300	493,267
Chipotle Mexican Grill, Inc. (a)	1,700	292,400
Hyatt Hotels Corp. Class A	127,500	4,767,225
Las Vegas Sands Corp. unit	3,700	2,164,389
McDonald's Corp.	52,800	3,934,128
Starbucks Corp.	70,300	1,798,274
Starwood Hotels & Resorts Worldwide, Inc.	28,600	1,502,930
Texas Roadhouse, Inc. Class A (a)	45,600	641,136
		18,043,669
Household Durables - 1.0%
Lennar Corp. Class A	118,100	1,816,378
Tempur-Pedic International, Inc. (a)	23,000	713,000
Tupperware Brands Corp.	28,600	1,308,736
		3,838,114
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	47,200	7,413,232
MakeMyTrip Ltd.	1,200	46,452
		7,459,684
Media - 1.0%
Comcast Corp. Class A	19,200	347,136
DIRECTV (a)	47,300	1,969,099
DreamWorks Animation SKG, Inc. Class A (a)	11,500	366,965
The Walt Disney Co.	34,700	1,148,917
		3,832,117
Multiline Retail - 0.8%
Target Corp.	59,200	3,163,648
Specialty Retail - 1.9%
Bed Bath & Beyond, Inc. (a)	14,300	620,763
Best Buy Co., Inc.	28,700	1,171,821
Home Depot, Inc.	44,000	1,393,920
Jos. A. Bank Clothiers, Inc. (a)	22,500	958,725
Lumber Liquidators Holdings, Inc. (a)(c)	28,900	710,073
Staples, Inc.	76,900	1,608,748
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	30,700	896,440
		7,360,490
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	38,800	1,666,848

	Shares	Value
lululemon athletica, Inc. (a)(c)	129,186	$ 5,777,198
NIKE, Inc. Class B	15,300	1,226,142
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(c)	32,300	758,727
		9,428,915
TOTAL CONSUMER DISCRETIONARY		60,311,147
CONSUMER STAPLES - 6.3%
Beverages - 1.8%
Dr Pepper Snapple Group, Inc.	47,600	1,690,752
PepsiCo, Inc.	23,800	1,581,272
The Coca-Cola Co.	68,200	3,991,064
		7,263,088
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	18,900	1,218,861
Wal-Mart Stores, Inc.	69,300	3,708,936
Walgreen Co.	25,500	854,250
		5,782,047
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	44,300	1,381,717
Household Products - 0.1%
Procter & Gamble Co.	9,800	587,706
Personal Products - 1.1%
Avon Products, Inc.	43,958	1,411,491
Herbalife Ltd.	38,900	2,347,615
Nu Skin Enterprises, Inc. Class A	18,600	535,680
		4,294,786
Tobacco - 1.4%
Philip Morris International, Inc.	100,800	5,646,816
TOTAL CONSUMER STAPLES		24,956,160
ENERGY - 6.8%
Energy Equipment & Services - 2.5%
FMC Technologies, Inc. (a)	9,630	657,633
Halliburton Co.	44,000	1,455,080
National Oilwell Varco, Inc.	23,703	1,054,072
Schlumberger Ltd.	97,700	6,019,297
Transocean, Inc. (a)	11,179	718,698
		9,904,780
Oil, Gas & Consumable Fuels - 4.3%
Cameco Corp.	16,000	444,812
Chesapeake Energy Corp.	44,836	1,015,535
EOG Resources, Inc.	12,200	1,134,234
EXCO Resources, Inc.	32,700	486,249
Exxon Mobil Corp.	163,400	10,096,486
Occidental Petroleum Corp.	7,400	579,420
Petrohawk Energy Corp. (a)	93,800	1,513,932
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	19,100	$ 626,862
Southwestern Energy Co. (a)	32,607	1,090,378
		16,987,908
TOTAL ENERGY		26,892,688
FINANCIALS - 2.8%
Capital Markets - 0.5%
Charles Schwab Corp.	61,200	850,680
Goldman Sachs Group, Inc.	3,709	536,247
Knight Capital Group, Inc. Class A (a)	30,200	374,178
Morgan Stanley	12,500	308,500
		2,069,605
Commercial Banks - 0.4%
Signature Bank, New York (a)	12,600	489,384
Wells Fargo & Co.	44,400	1,115,772
		1,605,156
Consumer Finance - 0.9%
Discover Financial Services	209,800	3,499,464
Diversified Financial Services - 0.9%
BM&F Bovespa SA	166,129	1,388,945
Citigroup, Inc. (a)	107,100	417,690
CME Group, Inc.	1,200	312,540
JPMorgan Chase & Co.	36,200	1,378,134
		3,497,309
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	5,687	527,412
TOTAL FINANCIALS		11,198,946
HEALTH CARE - 16.7%
Biotechnology - 12.7%
Alexion Pharmaceuticals, Inc. (a)	55,700	3,584,852
Alkermes, Inc. (a)	68,800	1,007,920
Alnylam Pharmaceuticals, Inc. (a)(c)	64,100	787,148
Celgene Corp. (a)	18,565	1,069,530
Cepheid, Inc. (a)	143,800	2,690,498
Dendreon Corp. (a)	142,100	5,851,678
Exelixis, Inc. (a)	60,200	235,984
Human Genome Sciences, Inc. (a)	174,100	5,186,439
ImmunoGen, Inc. (a)(c)	205,100	1,285,977
Immunomedics, Inc. (a)(c)	476,800	1,535,296
InterMune, Inc. (a)(c)	151,000	2,056,620
Isis Pharmaceuticals, Inc. (a)(c)	351,700	2,954,280
Metabolix, Inc. (a)(c)	127,000	1,597,660
Micromet, Inc. (a)(c)	99,855	671,026
Momenta Pharmaceuticals, Inc. (a)	27,000	406,350
Myrexis, Inc. (a)	69,350	267,691
Pharmasset, Inc. (a)	69,900	2,062,050

	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	140,200	$ 3,841,480
Rigel Pharmaceuticals, Inc. (a)	210,700	1,771,987
Seattle Genetics, Inc. (a)	420,138	6,524,743
Transition Therapeutics, Inc. (a)	148,408	461,634
Vertex Pharmaceuticals, Inc. (a)	130,600	4,514,842
		50,365,685
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	12,400	591,604
Hospira, Inc. (a)	27,600	1,573,476
Thoratec Corp. (a)	3,100	114,638
		2,279,718
Health Care Providers & Services - 0.8%
Express Scripts, Inc. (a)	29,400	1,431,780
McKesson Corp.	12,200	753,716
Medco Health Solutions, Inc. (a)	22,100	1,150,526
		3,336,022
Health Care Technology - 0.1%
Cerner Corp. (a)	5,000	419,950
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	31,700	1,559,640
Pharmaceuticals - 2.1%
Abbott Laboratories	50,700	2,648,568
Allergan, Inc.	24,700	1,643,291
Elan Corp. PLC sponsored ADR (a)	181,700	1,044,775
Johnson & Johnson	12,300	762,108
MAP Pharmaceuticals, Inc. (a)	98,516	1,507,295
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,300	596,075
		8,202,112
TOTAL HEALTH CARE		66,163,127
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	37,200	1,634,568
ITT Corp.	15,300	716,499
The Boeing Co.	64,200	4,271,868
		6,622,935
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	7,300	510,416
United Parcel Service, Inc. Class B	55,000	3,667,950
		4,178,366
Construction & Engineering - 0.2%
Fluor Corp.	9,100	450,723
Quanta Services, Inc. (a)	22,041	420,542
		871,265
Electrical Equipment - 0.1%
American Superconductor Corp. (a)(c)	7,400	230,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.2%
3M Co.	31,100	$ 2,696,681
General Electric Co.	120,600	1,959,750
		4,656,431
Machinery - 1.7%
Caterpillar, Inc.	44,700	3,516,996
Danaher Corp.	56,500	2,294,465
Deere & Co.	12,400	865,272
		6,676,733
Road & Rail - 0.7%
Union Pacific Corp.	33,900	2,773,020
TOTAL INDUSTRIALS		26,008,890
INFORMATION TECHNOLOGY - 43.0%
Communications Equipment - 4.6%
Cisco Systems, Inc. (a)	259,200	5,676,480
F5 Networks, Inc. (a)	20,000	2,076,200
Infinera Corp. (a)	168,500	1,966,395
Juniper Networks, Inc. (a)	46,700	1,417,345
QUALCOMM, Inc.	83,795	3,780,830
Research In Motion Ltd. (a)	11,500	559,935
Riverbed Technology, Inc. (a)	56,100	2,557,038
		18,034,223
Computers & Peripherals - 7.5%
Apple, Inc. (a)	79,742	22,626,792
Hewlett-Packard Co.	89,200	3,752,644
NetApp, Inc. (a)	62,200	3,096,938
		29,476,374
Electronic Equipment & Components - 1.3%
Corning, Inc.	21,300	389,364
E Ink Holdings, Inc. GDR (a)(d)	3,000	58,191
Universal Display Corp. (a)(c)	203,300	4,777,550
		5,225,105
Internet Software & Services - 4.7%
Baidu.com, Inc. sponsored ADR (a)	23,000	2,360,260
eBay, Inc. (a)	33,100	807,640
Google, Inc. Class A (a)	21,130	11,109,943
LogMeIn, Inc. (a)(c)	65,200	2,345,896
OpenTable, Inc. (a)(c)	29,400	2,001,552
		18,625,291
IT Services - 4.7%
Cognizant Technology Solutions Corp. Class A (a)	52,932	3,412,526
CoreLogic, Inc. (a)	42,100	806,636
International Business Machines Corp.	30,600	4,104,684
MasterCard, Inc. Class A	6,000	1,344,000
VeriFone Holdings, Inc. (a)	99,500	3,091,465
Visa, Inc. Class A	80,200	5,955,652
		18,714,963

	Shares	Value
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	135,800	965,538
Analog Devices, Inc.	13,100	411,078
Applied Materials, Inc.	45,900	536,112
Atheros Communications, Inc. (a)	89,900	2,368,865
Broadcom Corp. Class A	71,000	2,512,690
Cree, Inc. (a)	50,300	2,730,787
Cypress Semiconductor Corp. (a)	443,000	5,572,940
First Solar, Inc. (a)(c)	14,800	2,180,780
Intel Corp.	142,600	2,742,198
International Rectifier Corp. (a)	81,300	1,714,617
NVIDIA Corp. (a)	245,300	2,865,104
Power Integrations, Inc.	10,000	317,900
Rambus, Inc. (a)(c)	171,100	3,565,724
Rubicon Technology, Inc. (a)(c)	23,200	526,408
Silicon Laboratories, Inc. (a)(c)	160,900	5,896,985
Tessera Technologies, Inc. (a)	37,300	690,050
Texas Instruments, Inc.	15,000	407,100
Xilinx, Inc.	41,000	1,091,010
		37,095,886
Software - 10.8%
ArcSight, Inc. (a)	70,300	3,062,268
Citrix Systems, Inc. (a)	41,400	2,825,136
Microsoft Corp.	216,800	5,309,432
Oracle Corp.	105,600	2,835,360
QLIK Technologies, Inc.	30,500	672,525
RealPage, Inc.	19,900	379,692
Red Hat, Inc. (a)	217,500	8,917,500
Salesforce.com, Inc. (a)	108,224	12,099,443
Solera Holdings, Inc.	20,200	892,032
SuccessFactors, Inc. (a)	137,700	3,457,647
TiVo, Inc. (a)	212,500	1,925,250
VMware, Inc. Class A (a)	4,500	382,230
		42,758,515
TOTAL INFORMATION TECHNOLOGY		169,930,357
MATERIALS - 2.1%
Chemicals - 0.6%
Dow Chemical Co.	27,900	766,134
Monsanto Co.	23,600	1,131,148
The Mosaic Co.	8,300	487,708
		2,384,990
Metals & Mining - 1.5%
Barrick Gold Corp.	30,400	1,405,123
Freeport-McMoRan Copper & Gold, Inc.	39,600	3,381,444
Molycorp, Inc.	10,400	294,216
Nucor Corp.	19,200	733,440
		5,814,223
TOTAL MATERIALS		8,199,213
TOTAL COMMON STOCKS (Cost $293,615,036)		393,660,528
Money Market Funds - 10.3%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (e)	1,155,099	$ 1,155,099
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	39,439,153	39,439,153
TOTAL MONEY MARKET FUNDS (Cost $40,594,252)		40,594,252
TOTAL INVESTMENT PORTFOLIO - 109.9% (Cost $334,209,288)	434,254,780
NET OTHER ASSETS (LIABILITIES) - (9.9)%	(39,027,610)
NET ASSETS - 100%	$ 395,227,170
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,191 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,466
Fidelity Securities Lending Cash Central Fund	222,103
Total	$ 225,569
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 60,311,147	$ 58,146,758	$ 2,164,389	$ -
Consumer Staples	24,956,160	24,956,160	-	-
Energy	26,892,688	26,892,688	-	-
Financials	11,198,946	11,198,946	-	-
Health Care	66,163,127	66,163,127	-	-
Industrials	26,008,890	26,008,890	-	-
Information Technology	169,930,357	169,930,357	-	-
Materials	8,199,213	8,199,213	-	-
Money Market Funds	40,594,252	40,594,252	-	-
Total Investments in Securities:	$ 434,254,780	$ 432,090,391	$ 2,164,389	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $335,210,191. Net unrealized appreciation aggregated $99,044,589, of which $118,726,593 related to appreciated investment securities and $19,682,004 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Strategies Portfolio

September 30, 2010

1.808772.106

VIPAG-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 18.2%
Hotels, Restaurants & Leisure - 2.9%
Las Vegas Sands Corp. (a)	9,600	$ 334,560
Starbucks Corp.	7,012	179,367
		513,927
Household Durables - 0.5%
Jarden Corp.	3,076	95,756
Internet & Catalog Retail - 2.1%
Expedia, Inc.	13,063	368,507
Media - 1.2%
Discovery Communications, Inc. (a)	4,745	206,645
Multiline Retail - 2.1%
Dollar General Corp.	13,200	386,100
Specialty Retail - 5.0%
Abercrombie & Fitch Co. Class A	7,796	306,539
CarMax, Inc. (a)	6,715	187,080
Monro Muffler Brake, Inc.	1,600	73,776
Urban Outfitters, Inc. (a)	10,369	326,001
		893,396
Textiles, Apparel & Luxury Goods - 4.4%
Hanesbrands, Inc. (a)	11,603	300,054
Polo Ralph Lauren Corp. Class A	3,075	276,320
Warnaco Group, Inc. (a)	4,300	219,859
		796,233
TOTAL CONSUMER DISCRETIONARY		3,260,564
CONSUMER STAPLES - 4.6%
Beverages - 1.9%
Heckmann Corp. (a)	89,834	350,353
Food Products - 1.7%
Mead Johnson Nutrition Co. Class A	3,363	191,388
Origin Agritech Ltd. (a)	13,800	112,884
		304,272
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	2,769	175,084
TOTAL CONSUMER STAPLES		829,709
ENERGY - 7.4%
Energy Equipment & Services - 4.8%
Dresser-Rand Group, Inc. (a)	8,100	298,809
Exterran Holdings, Inc. (a)	7,800	177,138
Helmerich & Payne, Inc.	4,289	173,533
Weatherford International Ltd. (a)	12,180	208,278
		857,758
Oil, Gas & Consumable Fuels - 2.6%
EXCO Resources, Inc.	19,600	291,452

	Shares	Value
Legacy Oil + Gas, Inc. (a)	7,500	$ 82,236
Penn West Energy Trust	5,000	100,219
		473,907
TOTAL ENERGY		1,331,665
FINANCIALS - 5.7%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	3,855	178,448
Commercial Banks - 2.1%
Regions Financial Corp.	25,366	184,411
SunTrust Banks, Inc.	7,115	183,780
		368,191
Diversified Financial Services - 1.1%
MSCI, Inc. Class A (a)	6,169	204,872
Insurance - 0.6%
Hanover Insurance Group, Inc.	2,186	102,742
Real Estate Management & Development - 0.9%
Indiabulls Real Estate Ltd. (a)	43,216	165,854
TOTAL FINANCIALS		1,020,107
HEALTH CARE - 17.7%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (a)	4,000	257,440
Alnylam Pharmaceuticals, Inc. (a)	3,208	39,394
BioMarin Pharmaceutical, Inc. (a)	5,800	129,630
Celera Corp. (a)	13,188	88,887
Human Genome Sciences, Inc. (a)	3,100	92,349
InterMune, Inc. (a)	5,700	77,634
Isis Pharmaceuticals, Inc. (a)	5,354	44,974
United Therapeutics Corp. (a)	2,460	137,785
		868,093
Health Care Equipment & Supplies - 12.9%
American Medical Systems Holdings, Inc. (a)	4,423	86,602
ArthroCare Corp. (a)	23,552	640,143
Cyberonics, Inc. (a)	22,962	612,626
Edwards Lifesciences Corp. (a)	2,997	200,949
NuVasive, Inc. (a)	18,830	661,684
Volcano Corp. (a)	3,955	102,751
		2,304,755
TOTAL HEALTH CARE		3,172,848
INDUSTRIALS - 15.6%
Aerospace & Defense - 1.0%
Precision Castparts Corp.	1,414	180,073
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	3,300	230,736
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 3.0%
Lennox International, Inc.	8,200	$ 341,858
Owens Corning (a)	7,500	192,225
		534,083
Commercial Services & Supplies - 1.5%
Covanta Holding Corp.	5,980	94,185
Stericycle, Inc. (a)	2,527	175,576
		269,761
Construction & Engineering - 2.2%
Fluor Corp.	3,662	181,379
Jacobs Engineering Group, Inc. (a)	5,500	212,850
		394,229
Machinery - 5.8%
CNH Global NV (a)	2,646	96,949
Cummins, Inc.	3,300	298,914
Flowserve Corp.	1,800	196,956
Ingersoll-Rand Co. Ltd.	7,300	260,683
WABCO Holdings, Inc. (a)	4,349	182,397
		1,035,899
Marine - 0.8%
Ultrapetrol (Bahamas) Ltd. (a)	23,849	153,111
TOTAL INDUSTRIALS		2,797,892
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	11,780	357,523
Computers & Peripherals - 2.5%
NetApp, Inc. (a)	3,700	184,223
Netezza Corp. (a)	3,981	107,288
SanDisk Corp. (a)	4,452	163,166
		454,677
Electronic Equipment & Components - 1.7%
Avnet, Inc. (a)	6,900	186,369
Maxwell Technologies, Inc. (a)	8,287	121,073
		307,442
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	8,600	431,548
IT Services - 1.1%
Paychex, Inc.	6,800	186,932
Semiconductors & Semiconductor Equipment - 5.1%
Altera Corp.	6,770	204,183
ASM International NV unit (a)	5,415	137,758
ASML Holding NV	6,400	190,272
Marvell Technology Group Ltd. (a)	10,123	177,254
Teradyne, Inc. (a)	19,000	211,660
		921,127

	Shares	Value
Software - 7.8%
ANSYS, Inc. (a)	5,183	$ 218,982
Autonomy Corp. PLC (a)	18,669	531,718
Fortinet, Inc.	3,900	97,500
Informatica Corp. (a)	7,686	295,219
Nuance Communications, Inc. (a)	16,831	263,237
		1,406,656
TOTAL INFORMATION TECHNOLOGY		4,065,905
MATERIALS - 6.1%
Chemicals - 5.6%
CF Industries Holdings, Inc.	5,138	490,679
Ecolab, Inc.	3,510	178,097
Intrepid Potash, Inc. (a)	6,400	166,848
The Mosaic Co.	2,926	171,932
		1,007,556
Metals & Mining - 0.5%
Vallar PLC	5,900	84,947
TOTAL MATERIALS		1,092,503
TOTAL COMMON STOCKS (Cost $16,698,088)		17,571,193
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Cost $168,133)	3,622	179,381
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.25% (b) (Cost $388,208)	388,208	388,208
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $17,254,429)	18,138,782
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(187,767)
NET ASSETS - 100%	$ 17,951,015
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 436
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $17,389,073. Net unrealized appreciation aggregated $749,709, of which $2,326,542 related to appreciated investment securities and $1,576,833 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

September 30, 2010

1.808785.106

VIPMID-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 0.8%
China Automotive Systems, Inc. (a)	93	$ 1,421
Fuel Systems Solutions, Inc. (a)(d)(e)	1,345,217	52,611,437
Minth Group Ltd.	138,000	275,324
New Focus Auto Tech Holdings Ltd. (a)	5,687,675	1,685,997
		54,574,179
Automobiles - 0.1%
Bajaj Auto Ltd.	200	6,596
Geely Automobile Holdings Ltd. (d)	22,535,000	11,181,821
Hyundai Motor Co. GDR (f)	100	6,709
Thor Industries, Inc.	100	3,340
		11,198,466
Distributors - 0.0%
LKQ Corp. (a)	100	2,080
Diversified Consumer Services - 0.4%
Bridgepoint Education, Inc. (a)(d)	1,749,150	27,041,859
Coinstar, Inc. (a)	100	4,299
MegaStudy Co. Ltd.	6,200	916,747
Pre-Paid Legal Services, Inc. (a)(d)	9,000	562,410
Universal Technical Institute, Inc.	100	1,955
		28,527,270
Hotels, Restaurants & Leisure - 0.7%
BJ's Restaurants, Inc. (a)	200	5,632
Cafe de Coral Holdings Ltd.	2,000	5,684
Chipotle Mexican Grill, Inc. (a)	200	34,400
Ctrip.com International Ltd. sponsored ADR (a)	200	9,550
Home Inns & Hotels Management, Inc. sponsored ADR (a)	100	4,944
Jollibee Food Corp.	700	1,468
Kappa Create Co. Ltd. (d)	561,600	11,779,912
Little Sheep Group Ltd.	6,197,000	4,193,098
Minor International PCL (For. Reg.) warrants 5/18/13 (a)	182,601	21,688
Papa John's International, Inc. (a)	100	2,638
Sonic Corp. (a)	648,317	5,238,397
Starbucks Corp.	576,800	14,754,544
Starwood Hotels & Resorts Worldwide, Inc.	314,608	16,532,650
TAJ GVK Hotels & Resorts Ltd.	297,699	1,052,333
		53,636,938
Household Durables - 0.0%
La-Z-Boy, Inc. (a)	100	844
PDG Realty SA Empreendimentos e Participacoes	100	1,188
		2,032
Internet & Catalog Retail - 5.7%
B2W Companhia Global Do Varejo	100	1,837
Blue Nile, Inc. (a)	100	4,449
Drugstore.com, Inc. (a)	2,568,565	4,931,645
Netflix, Inc. (a)(d)	2,497,849	405,051,194

	Shares	Value
Overstock.com, Inc. (a)	100	$ 1,572
Priceline.com, Inc. (a)	100	34,834
Wotif.com Holdings Ltd.	100	472
		410,026,003
Leisure Equipment & Products - 3.2%
Hasbro, Inc.	5,185,770	230,818,623
Media - 1.7%
Den Networks Ltd.	3,500,000	18,454,117
E.W. Scripps Co. Class A (a)	33	260
Entertainment Network (India) Ltd. (a)	90,000	474,534
Ipsos SA	110	5,024
Naspers Ltd. Class N	100	4,889
Pearson PLC sponsored ADR	100	1,552
Proto Corp. (d)	45,500	1,922,831
The Walt Disney Co.	2,928,721	96,969,952
Value Line, Inc.	144,419	2,003,092
Zee Entertainment Enterprises Ltd.	8	54
		119,836,305
Multiline Retail - 0.0%
Clicks Group Ltd.	194,507	1,233,424
Dollar Tree, Inc. (a)	150	7,314
Golden Eagle Retail Group Ltd. (H Shares)	265,000	751,385
Kohl's Corp. (a)	100	5,268
Mothercare PLC	100	820
Parkson Retail Group Ltd.	1,000	1,740
		1,999,951
Specialty Retail - 8.4%
Advance Auto Parts, Inc. (e)	6,509,352	381,968,775
Chow Sang Sang Holdings International Ltd.	2,000	4,640
H&M Hennes & Mauritz AB (B Shares)	200	7,244
hhgregg, Inc. (a)	100	2,476
Hot Topic, Inc. (e)	2,398,418	14,366,524
Inditex SA	687	54,579
J. Crew Group, Inc. (a)	100	3,362
Lumber Liquidators Holdings, Inc. (a)	100	2,457
Nitori Holdings Co. Ltd.	100	8,362
Ross Stores, Inc.	1,360,978	74,336,618
Sally Beauty Holdings, Inc. (a)(d)	8,143,138	91,203,146
SAZABY, Inc.	464,400	7,751,724
TJX Companies, Inc.	797,027	35,571,315
Tsutsumi Jewelry Co. Ltd.	85,500	2,138,308
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	100	2,920
Urban Outfitters, Inc. (a)	100	3,144
USS Co. Ltd.	100	7,481
		607,433,075
Textiles, Apparel & Luxury Goods - 0.3%
Anta Sports Products Ltd.	1,000	2,317
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Columbia Sportswear Co.	4,629	$ 270,519
Daphne International Holdings Ltd.	16,016,000	18,928,563
		19,201,399
TOTAL CONSUMER DISCRETIONARY		1,537,256,321
CONSUMER STAPLES - 3.3%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	1,112,109	52,513,787
Yantai Changyu Pioneer Wine Co. (B Shares)	130	1,659
		52,515,446
Food & Staples Retailing - 1.3%
Breadtalk Group Ltd.	1,200	525
China Nepstar Chain Drugstore Ltd. ADR	100	422
Daikokutenbussan Co. Ltd.	79,000	2,658,693
Heng Tai Consumables Group Ltd.	98,398,965	18,008,317
Kroger Co.	2,661,963	57,658,119
Magnit OJSC GDR (Reg. S)	100	2,520
PriceSmart, Inc.	100	2,913
Shinsegae Food Co. Ltd.	100	7,314
Wal-Mart Stores, Inc.	258,714	13,846,373
		92,185,196
Food Products - 1.1%
Britannia Industries Ltd.	208,920	2,052,872
Campbell Soup Co.	364,886	13,044,675
China Foods Ltd.	4,000	3,470
Rocky Mountain Chocolate Factory, Inc.	105	995
Smart Balance, Inc. (a)	100	388
Tingyi (Cayman Islands) Holding Corp.	2,000	5,516
Want Want China Holdings Ltd.	65,053,600	60,366,790
		75,474,706
Personal Products - 0.2%
Concern Kalina OJSC:
GDR (f)	21,643	425,822
sponsored ADR	94,200	1,853,366
Hengan International Group Co. Ltd.	109,700	1,093,607
Natura Cosmeticos SA	100	2,699
USANA Health Sciences, Inc. (a)	308,399	12,446,984
		15,822,478
TOTAL CONSUMER STAPLES		235,997,826
ENERGY - 6.1%
Energy Equipment & Services - 6.0%
Dresser-Rand Group, Inc. (a)	1,154,640	42,594,670
Ensco International Ltd. ADR	1,912,003	85,523,894
Helix Energy Solutions Group, Inc. (a)	1,075,596	11,982,139
Nabors Industries Ltd. (a)	4,906,408	88,609,728

	Shares	Value
Newpark Resources, Inc. (a)	4,303,483	$ 36,149,257
Noble Corp.	139,300	4,706,947
Parker Drilling Co. (a)(e)	6,351,993	27,631,170
Patterson-UTI Energy, Inc. (e)	8,027,870	137,116,020
Weatherford International Ltd. (a)	43,600	745,560
		435,059,385
Oil, Gas & Consumable Fuels - 0.1%
Clean Energy Fuels Corp. (a)	100	1,421
Marathon Oil Corp.	206,060	6,820,586
Plains Exploration & Production Co. (a)	4,800	128,016
Sasol Ltd. sponsored ADR	100	4,479
		6,954,502
TOTAL ENERGY		442,013,887
FINANCIALS - 11.1%
Capital Markets - 1.8%
BlueBay Asset Management	100	542
Janus Capital Group, Inc.	5,865,837	64,230,915
Marusan Securities Co. Ltd.	2,856,700	14,701,027
Northern Trust Corp.	744,953	35,936,533
SEI Investments Co.	849,118	17,271,060
		132,140,077
Commercial Banks - 1.5%
Aozora Bank Ltd.	1,509,000	2,224,077
Banco Santander SA sponsored ADR	200	2,532
Bank of Baroda	634,966	12,906,547
IndusInd Bank Ltd.	100	597
Punjab National Bank	100	3,221
Sumitomo Mitsui Financial Group, Inc.	772,300	22,507,627
The Jammu & Kashmir Bank Ltd.	423	7,642
The Suruga Bank Ltd.	1,000	8,826
Union Bank of India	7,699,690	68,595,291
Yes Bank Ltd.	100	786
		106,257,146
Consumer Finance - 0.0%
ORIX Corp.	200	15,309
Diversified Financial Services - 0.2%
African Bank Investments Ltd.	100	514
Banco ABC Brasil SA	100	951
CRISIL Ltd.	88,255	12,038,184
ICRA Ltd.	6,132	169,445
		12,209,094
Insurance - 6.6%
Admiral Group PLC	222,460	5,822,229
AFLAC, Inc.	100	5,171
China Life Insurance Co. Ltd.	272,958	236,651
China Life Insurance Co. Ltd. ADR	266	15,822
CNinsure, Inc. ADR (d)	147,554	3,448,337
Lincoln National Corp.	357,500	8,551,400
Old Republic International Corp.	9,751,930	135,064,231
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Ping An Insurance Group Co. China Ltd. (H Shares)	500	$ 5,104
Presidential Life Corp.	790,158	7,743,548
Progressive Corp.	1,945,808	40,609,013
Protective Life Corp.	2,311,869	50,306,269
Reinsurance Group of America, Inc.	3,354,011	161,965,191
The Chubb Corp.	1,105,082	62,978,623
		476,751,589
Real Estate Management & Development - 1.0%
AFI Development PLC:
(B Shares) (a)	100	83
GDR (Reg. S)	100	86
Goldcrest Co. Ltd.	500,950	9,450,659
Hang Lung Properties Ltd.	1,094,000	5,343,807
Housing Development and Infrastructure Ltd. (a)	100	581
Iguatemi Empresa de Shopping Centers SA	1,489,400	33,259,002
Kenedix, Inc. (a)	31,405	5,560,259
Songbird Estates PLC:
rights 10/8/10 (a)	987	357
Class B (a)	5,914	14,029
SPG Land (Holdings) Ltd.	2,255,102	1,069,568
Wharf Holdings Ltd.	3,001,000	19,300,155
Yanlord Land Group Ltd.	2,000,000	2,660,788
		76,659,374
Thrifts & Mortgage Finance - 0.0%
People's United Financial, Inc.	100	1,309
TOTAL FINANCIALS		804,033,898
HEALTH CARE - 17.4%
Biotechnology - 3.4%
3SBio, Inc. sponsored ADR (a)	480,362	6,235,099
Abcam PLC	420,200	11,400,155
AMAG Pharmaceuticals, Inc. (a)(d)	621,441	10,695,000
Clinical Data, Inc. (a)	150	2,531
Dendreon Corp. (a)	400	16,472
Gilead Sciences, Inc. (a)	100	3,561
Halozyme Therapeutics, Inc. (a)	100	771
ImmunoGen, Inc. (a)	247,750	1,553,393
Myriad Genetics, Inc. (a)	1,556,702	25,545,480
Nanosphere, Inc. (a)	703,053	3,536,357
Sangamo Biosciences, Inc. (a)(d)	197,488	677,384
Sino Biopharmaceutical Ltd.	7,999	3,227
Vertex Pharmaceuticals, Inc. (a)	5,292,896	182,975,415
		242,644,845

	Shares	Value
Health Care Equipment & Supplies - 3.2%
CareFusion Corp. (a)	12,800	$ 317,952
DiaSorin S.p.A.	200	8,216
Edwards Lifesciences Corp. (a)	1,317,700	88,351,785
Genmark Diagnostics, Inc.	200,300	673,008
HeartWare International, Inc. CDI unit (a)	100	202
Kinetic Concepts, Inc. (a)	1,686,348	61,686,610
Masimo Corp.	436,691	11,926,031
Meridian Bioscience, Inc.	100	2,188
Mindray Medical International Ltd. sponsored ADR	100	2,957
Nobel Biocare Holding AG (Switzerland)	585,398	10,516,845
Quidel Corp. (a)(d)	868,123	9,540,672
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	9,560,000	27,229,798
Steris Corp.	616,383	20,476,243
ThermoGenesis Corp. (a)	87,909	255,815
Vascular Solutions, Inc. (a)	79,168	908,849
		231,897,171
Health Care Providers & Services - 0.7%
Almost Family, Inc. (a)	100	2,963
Genoptix, Inc. (a)	100	1,420
HMS Holdings Corp. (a)	100	5,894
IPC The Hospitalist Co., Inc. (a)	192,991	5,272,514
Laboratory Corp. of America Holdings (a)	511,525	40,118,906
Message Co. Ltd.	1,619	3,853,321
Ramsay Health Care Ltd.	101	1,502
		49,256,520
Health Care Technology - 7.8%
Allscripts-Misys Healthcare Solutions, Inc. (a)(e)	10,909,675	201,501,697
athenahealth, Inc. (a)(d)(e)	2,557,533	84,449,740
Cegedim SA	150	9,201
Cerner Corp. (a)	3,086,613	259,244,626
Computer Programs & Systems, Inc.	372,057	15,838,466
Quality Systems, Inc.	35,220	2,335,438
		563,379,168
Life Sciences Tools & Services - 1.4%
Bachem Holding AG (B Shares)	100	5,629
Bio-Rad Laboratories, Inc. Class A (a)	989	89,514
QIAGEN NV (a)(d)	1,523,000	27,018,020
Thermo Fisher Scientific, Inc. (a)	1,545,151	73,981,830
		101,094,993
Pharmaceuticals - 0.9%
Ardea Biosciences, Inc. (a)	219,966	5,059,218
Aspen Pharmacare Holdings Ltd.	2,157,358	29,094,094
AVANIR Pharmaceuticals Class A (a)	100	319
Cadila Healthcare Ltd.	305,994	4,502,375
China Pharma Holdings, Inc. (a)(d)	39,073	99,636
Cipla Ltd.	64,000	462,876
Hi-Tech Pharmacal Co., Inc. (a)	100	2,024
Hikma Pharmaceuticals PLC	100	1,082
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Piramal Healthcare Ltd.	2,534,671	$ 28,406,287
PT Kalbe Farma Tbk	1,000	286
Questcor Pharmaceuticals, Inc. (a)	100	992
		67,629,189
TOTAL HEALTH CARE		1,255,901,886
INDUSTRIALS - 3.5%
Air Freight & Logistics - 0.0%
Business Post Group PLC	200	1,197
FedEx Corp.	100	8,550
		9,747
Building Products - 0.2%
Blue Star Ltd.	1,013,255	11,031,681
Universal Forest Products, Inc.	100	2,925
		11,034,606
Commercial Services & Supplies - 0.1%
Blue Label Telecoms Ltd.	2,878,652	2,601,863
Cintas Corp.	176,868	4,872,713
Copart, Inc. (a)	100	3,297
R.R. Donnelley & Sons Co.	5,519	93,602
RINO International Corp. (a)	100	1,395
Steelcase, Inc. Class A	100	833
Taiwan Secom Co.	2,000	3,423
		7,577,126
Construction & Engineering - 0.6%
Fluor Corp.	356,735	17,669,085
Jacobs Engineering Group, Inc. (a)	535,756	20,733,757
MasTec, Inc. (a)	551,014	5,686,464
		44,089,306
Electrical Equipment - 0.1%
AstroPower, Inc. (a)	100	0
Dongfang Electric Corp. Ltd.	400	1,879
Harbin Electric, Inc. (a)	100	1,789
Jinpan International Ltd.	100	1,008
PowerSecure International, Inc. (a)(d)	92,600	857,476
Vestas Wind Systems AS (a)	119,400	4,499,643
		5,361,795
Industrial Conglomerates - 0.2%
Max India Ltd. (a)	4,043,756	15,396,576
Machinery - 1.3%
3D Systems Corp. (a)	100	1,571
AGCO Corp. (a)	2,004,785	78,206,663
Energy Recovery, Inc. (a)	100	359
EVA Precision Industrial Holdings Ltd.	11,056,000	6,526,161
Komax Holding AG (Reg.) (a)	100	8,713
Nippon Thompson Co. Ltd.	1,139,000	7,706,992
Spirax-Sarco Engineering PLC	100	2,828

	Shares	Value
Uzel Makina Sanayi AS (a)	456,690	$ 3
Westport Innovations, Inc.	100	1,753
		92,455,043
Professional Services - 1.0%
51job, Inc. sponsored ADR (a)	100	3,747
Advisory Board Co. (a)	100	4,415
Corporate Executive Board Co.	339,957	10,729,043
Equifax, Inc.	279,712	8,727,014
IHS, Inc. Class A (a)	100	6,800
JobStreet Corp. Bhd	2,617,600	1,933,279
Michael Page International PLC	4,635,224	33,554,097
Randstad Holdings NV (a)	433,336	19,688,753
		74,647,148
Road & Rail - 0.0%
Old Dominion Freight Lines, Inc. (a)	150	3,813
TOTAL INDUSTRIALS		250,575,160
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 1.6%
BYD Electronic International Co. Ltd.	100	57
DG FastChannel, Inc. (a)	770,371	16,755,569
Juniper Networks, Inc. (a)	3,136,084	95,180,149
MIC Electronics Ltd.	1,883,689	1,694,771
ZTE Corp. (H Shares)	354,900	1,413,379
		115,043,925
Computers & Peripherals - 1.5%
Acer, Inc.	1,011	2,573
Gemalto NV	2,535,054	104,051,689
Lenovo Group Ltd.	2,000	1,235
Lenovo Group Ltd. ADR	10,700	131,450
Logitech International SA (a)	56	974
		104,187,921
Electronic Equipment & Components - 1.1%
Digital China Holdings Ltd. (H Shares)	20,188,300	35,177,963
HLS Systems International Ltd. (a)(d)	136,920	1,532,135
Ingenico SA	1,476,177	43,120,377
Inspur International Ltd.	5,000	419
Itron, Inc. (a)	100	6,123
L-1 Identity Solutions, Inc. (a)	100	1,173
RadiSys Corp. (a)	16,368	154,187
SYNNEX Corp. (a)	100	2,814
Trimble Navigation Ltd. (a)	700	24,528
Wasion Group Holdings Ltd.	1,102,000	845,070
		80,864,789
Internet Software & Services - 7.4%
Alibaba.com Ltd.	500	1,041
Ancestry.com, Inc.	100	2,276
Answers Corp. (a)	100	616
comScore, Inc. (a)	100	2,352
Constant Contact, Inc. (a)(d)	682,185	14,619,225
eBay, Inc. (a)	18,219,473	444,555,137
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
INFO Edge India Ltd.	70,574	$ 1,114,901
Internet Brands, Inc. Class A (a)	1,462	19,415
LoopNet, Inc. (a)	694	8,217
NHN Corp. (a)	55,606	9,558,237
Support.com, Inc. (a)	309,736	1,418,591
ValueClick, Inc. (a)	12,754	166,822
VeriSign, Inc. (a)	706,097	22,411,519
Vocus, Inc. (a)	100	1,848
Web.com, Inc. (a)	43	237
WebMD Health Corp. (a)	785,810	39,188,345
		533,068,779
IT Services - 0.0%
Computer Task Group, Inc. (a)	248,307	1,897,065
Paracon Holdings Ltd.	32,405	7,903
		1,904,968
Office Electronics - 0.7%
Xerox Corp.	4,850,106	50,198,597
Semiconductors & Semiconductor Equipment - 3.3%
Aixtron AG	60	1,783
Aixtron AG sponsored ADR	100	2,978
Altera Corp.	2,545,866	76,783,319
Applied Materials, Inc.	100	1,168
Cree, Inc. (a)	658	35,723
First Solar, Inc. (a)	100	14,735
KLA-Tencor Corp.	100	3,523
Kontron AG	2,675,520	23,229,216
NVIDIA Corp. (a)	100	1,168
PMC-Sierra, Inc. (a)(e)	13,542,314	99,671,431
Richtek Technology Corp.	1,400,003	10,410,279
Silicon Laboratories, Inc. (a)	100	3,665
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,214,973	28,317,303
Varian Semiconductor Equipment Associates, Inc. (a)	100	2,878
Veeco Instruments, Inc. (a)(d)	84,447	2,944,667
		241,423,836
Software - 5.7%
Changyou.com Ltd. (A Shares) ADR (a)	100	2,750
Citrix Systems, Inc. (a)	100	6,824
Computer Modelling Group Ltd.	100	1,750
Concur Technologies, Inc. (a)	100	4,944
DemandTec, Inc. (a)	100	941
ebix.com, Inc. (a)	300	7,035
Electronic Arts, Inc. (a)	1,663,168	27,325,850
Epicor Software Corp. (a)	19,465	169,346
Kingdee International Software Group Co. Ltd.	56,848,000	26,595,984
Longtop Financial Technologies Ltd. ADR (a)(d)	4,261,208	167,678,535
MICROS Systems, Inc. (a)	100	4,233

	Shares	Value
NetSuite, Inc. (a)	43	$ 1,014
NIIT Technologies Ltd.	100,193	455,893
PROS Holdings, Inc. (a)	100	928
Rovi Corp. (a)	712,269	35,905,480
Royalblue Group PLC	200	4,766
Salesforce.com, Inc. (a)	100	11,180
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,493,701	58,478,394
Solera Holdings, Inc.	582,353	25,716,708
Ubisoft Entertainment SA (a)(e)	5,093,234	56,705,645
VanceInfo Technologies, Inc. ADR (a)(d)	332,800	10,762,752
		409,840,952
TOTAL INFORMATION TECHNOLOGY		1,536,533,767
MATERIALS - 9.1%
Chemicals - 0.7%
Asian Paints India Ltd.	482	28,801
Ecolab, Inc.	100	5,074
Sensient Technologies Corp.	1,169,074	35,645,066
ShengdaTech, Inc. (a)	100	528
Zoltek Companies, Inc. (a)(d)	1,564,563	15,207,552
		50,887,021
Construction Materials - 0.0%
CRH PLC	1	16
Containers & Packaging - 0.0%
Aptargroup, Inc.	100	4,567
Ball Corp.	465	27,365
		31,932
Metals & Mining - 8.4%
Africa Cellular Towers Ltd. (a)	290,317	12,495
Agnico-Eagle Mines Ltd. (Canada)	265,500	18,878,566
Barrick Gold Corp.	670,200	30,977,409
Centerra Gold, Inc.	469,400	7,574,279
Eldorado Gold Corp.	6,697,600	123,828,289
Franco-Nevada Corp.	39,900	1,255,468
Goldcorp, Inc.	100	4,345
IAMGOLD Corp.	3,602,100	63,796,123
Inmet Mining Corp.	100	5,572
Kinross Gold Corp.	5,055,661	94,847,395
Kinross Gold Corp. warrants 9/17/14 (a)	85,492	365,652
Minefinders Corp. Ltd. (a)	1,317,300	12,868,885
Newcrest Mining Ltd.	4,372,438	167,669,905
Newmont Mining Corp.	1,088,808	68,388,030
Prakash Industries Ltd. (a)	143,090	528,120
Yamana Gold, Inc.	1,492,554	17,018,380
		608,018,913
Paper & Forest Products - 0.0%
Pope Resources, Inc. LP	100	2,750
TOTAL MATERIALS		658,940,632
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.0%
EnergyO Solutions AB (a)	100	$ 592
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)	100	592
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	829,415	10,326,217
Multi-Utilities - 0.0%
Sempra Energy	3,400	182,920
Water Utilities - 0.0%
Cadiz, Inc. (a)	100	1,026
TOTAL UTILITIES		10,511,347
TOTAL COMMON STOCKS (Cost $5,021,226,312)		6,731,764,724
Investment Companies - 0.0%

Templeton Emerging Markets Income Fund (d) (Cost $230,258)	23,300	396,100
Nonconvertible Bonds - 0.0%
Principal Amount (c)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (Cost $712)	INR	41,784	1,622
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (g)	480,055,051	$ 480,055,051
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(g)	445,936,424	445,936,424
TOTAL MONEY MARKET FUNDS (Cost $925,991,475)		925,991,475
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $5,947,448,757)	7,658,153,921
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(434,182,879)
NET ASSETS - 100%	$ 7,223,971,042
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,531 or 0.0% of net assets.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 267,322
Fidelity Securities Lending Cash Central Fund	6,830,282
Total	$ 7,097,604
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advance Auto Parts, Inc.	$ 220,594,829	$ 44,026,170	$ -	$ 1,171,683	$ 381,968,775
Allscripts-Misys Healthcare Solutions, Inc.	110,470,952	64,662,353	17,992,414	-	201,501,697
AMAG Pharmaceuticals, Inc.	45,544,956	-	12,888,353	-	-
athenahealth, Inc.	35,421,201	48,003,404	-	-	84,449,740
Bridgepoint Education, Inc.	40,930,221	1,005,496	15,996,441	-	-
Fuel Systems Solutions, Inc.	55,476,749	-	-	-	52,611,437
Harvard Bioscience, Inc.	6,721,507	-	6,781,883	-	-
Hot Topic, Inc.	17,089,867	2,183,657	6,101,022	3,093,817	14,366,524
Kontron AG	27,555,983	4,670,238	1,321,770	686,549	-
Netflix, Inc.	268,348,294	-	337,381,057	-	-
Newpark Resources, Inc.	19,645,351	-	1,811,606	-	-
Parker Drilling Co.	30,759,760	651,666	-	-	27,631,170
Patterson-UTI Energy, Inc.	15,747,626	97,671,501	-	854,082	137,116,020
PMC-Sierra, Inc.	108,038,817	9,508,851	-	-	99,671,431
ResCare, Inc.	19,927,869	-	22,631,012	-	-
Sally Beauty Holdings, Inc.	71,793,804	6,465,701	18,412,457	-	-
Ubisoft Entertainment SA	63,003,211	8,030,150	-	-	56,705,645
Total	$ 1,157,070,997	$ 286,879,187	$ 441,318,015	$ 5,806,131	$ 1,056,022,439
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,537,256,321	$ 1,513,647,703	$ 23,608,618	$ -
Consumer Staples	235,997,826	233,339,133	2,658,693	-
Energy	442,013,887	442,013,887	-	-
Financials	804,033,898	668,060,698	135,973,200	-
Health Care	1,255,901,886	1,252,048,565	3,853,321	-
Industrials	250,575,160	242,868,165	7,706,992	3
Information Technology	1,536,533,767	1,536,533,767	-	-
Materials	658,940,632	658,940,616	16	-
Utilities	10,511,347	10,511,347	-	-
Investment Companies	396,100	396,100	-	-
Corporate Bonds	1,622	-	1,622	-
Money Market Funds	925,991,475	925,991,475	-	-
Total Investments in Securities:	$ 7,658,153,921	$ 7,484,351,456	$ 173,802,462	$ 3
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,871,124
Total Realized Gain (Loss)	(781)
Total Unrealized Gain (Loss)	(118,633)
Cost of Purchases	87,435
Proceeds of Sales	(1,839,142)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ (195,651)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $5,995,660,795. Net unrealized appreciation aggregated $1,662,493,126, of which $2,068,967,856 related to appreciated investment securities and $406,474,730 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

September 30, 2010

1.808798.106

VIPVS-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.6%
Autoliv, Inc.	16,800	$ 1,097,544
TRW Automotive Holdings Corp. (a)	22,400	930,944
		2,028,488
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	11,151	782,056
Harley-Davidson, Inc.	42,416	1,206,311
		1,988,367
Diversified Consumer Services - 0.9%
Service Corp. International	219,400	1,891,228
Stewart Enterprises, Inc. Class A (b)	162,200	874,258
		2,765,486
Hotels, Restaurants & Leisure - 2.8%
Ameristar Casinos, Inc. (b)	61,000	1,064,450
Brinker International, Inc.	53,747	1,013,668
Cedar Fair LP (depository unit)	60,048	795,636
McCormick & Schmick's Seafood Restaurants (a)	50,705	394,485
O'Charleys, Inc. (a)	122,645	881,818
Starwood Hotels & Resorts Worldwide, Inc.	27,613	1,451,063
WMS Industries, Inc. (a)	45,600	1,735,992
Wyndham Worldwide Corp.	58,233	1,599,661
		8,936,773
Household Durables - 3.4%
Ethan Allen Interiors, Inc.	36,070	629,782
KB Home	73,806	836,222
Lennar Corp. Class A	65,214	1,002,991
Mohawk Industries, Inc. (a)	23,800	1,268,540
PulteGroup, Inc. (a)	325,290	2,849,540
Stanley Black & Decker, Inc.	48,680	2,983,110
Techtronic Industries Co. Ltd.	1,208,000	1,187,916
		10,758,101
Internet & Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	134,900	1,849,479
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A	52,765	1,381,915
McGraw-Hill Companies, Inc.	25,999	859,527
MDC Partners, Inc. Class A (sub. vtg.)	28,100	375,697
Omnicom Group, Inc.	35,888	1,416,858
Time Warner Cable, Inc.	16,700	901,633
United Business Media Ltd.	59,100	584,448
Valassis Communications, Inc. (a)	34,811	1,179,745
		6,699,823
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	50,680	2,973,902
Asbury Automotive Group, Inc. (a)	147,859	2,080,376
Carphone Warehouse Group PLC (a)	160,562	687,971

	Shares	Value
Casual Male Retail Group, Inc. (a)	127,192	$ 518,943
Charming Shoppes, Inc. (a)	56,500	198,880
Jos. A. Bank Clothiers, Inc. (a)	26,913	1,146,763
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(b)	84,034	826,054
		8,432,889
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	48,500	1,254,210
Iconix Brand Group, Inc. (a)	68,561	1,199,818
		2,454,028
TOTAL CONSUMER DISCRETIONARY		45,913,434
CONSUMER STAPLES - 5.6%
Beverages - 3.5%
Coca-Cola Enterprises, Inc.	60,455	1,874,105
Cott Corp. (a)	948,700	7,451,272
Dr Pepper Snapple Group, Inc.	29,100	1,033,632
Molson Coors Brewing Co. Class B	16,267	768,128
		11,127,137
Food & Staples Retailing - 0.5%
Safeway, Inc.	37,154	786,179
Whole Foods Market, Inc. (a)	23,200	860,952
		1,647,131
Food Products - 1.0%
Bunge Ltd.	29,300	1,733,388
Ralcorp Holdings, Inc. (a)	26,600	1,555,568
		3,288,956
Personal Products - 0.6%
Avon Products, Inc.	54,404	1,746,912
TOTAL CONSUMER STAPLES		17,810,136
ENERGY - 7.0%
Energy Equipment & Services - 0.9%
Pride International, Inc. (a)	44,159	1,299,599
Weatherford International Ltd. (a)	90,700	1,550,970
		2,850,569
Oil, Gas & Consumable Fuels - 6.1%
Arch Coal, Inc.	66,000	1,762,860
Atlas Pipeline Partners, LP (a)	75,600	1,326,024
Cabot Oil & Gas Corp.	44,000	1,324,840
Concho Resources, Inc. (a)	21,528	1,424,508
ConocoPhillips	58,800	3,376,884
Denbury Resources, Inc. (a)	168,742	2,681,310
Petrohawk Energy Corp. (a)	83,441	1,346,738
Pioneer Natural Resources Co.	16,000	1,040,480
Southwestern Energy Co. (a)	61,613	2,060,339
Suncor Energy, Inc.	22,300	726,173
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	33,700	$ 1,414,726
Whiting Petroleum Corp. (a)	7,700	735,427
		19,220,309
TOTAL ENERGY		22,070,878
FINANCIALS - 18.1%
Capital Markets - 0.0%
GCA Savvian Group Corp. (a)	72	68,835
Commercial Banks - 5.7%
BB&T Corp.	66,669	1,605,390
CapitalSource, Inc.	302,472	1,615,200
CIT Group, Inc. (a)	1,800	73,476
PNC Financial Services Group, Inc.	56,200	2,917,342
Regions Financial Corp.	232,237	1,688,363
SVB Financial Group (a)	21,785	921,941
U.S. Bancorp, Delaware	230,316	4,979,432
Wells Fargo & Co.	169,268	4,253,705
		18,054,849
Diversified Financial Services - 0.5%
Bank of America Corp.	121,394	1,591,475
Insurance - 8.2%
AEGON NV (a)	204,300	1,226,562
AFLAC, Inc.	128,145	6,626,378
Assurant, Inc.	25,800	1,050,060
Delphi Financial Group, Inc. Class A	88,789	2,218,837
Everest Re Group Ltd.	17,575	1,519,710
First American Financial Corp.	44,800	669,312
Genworth Financial, Inc. Class A (a)	130,800	1,598,376
Lincoln National Corp.	150,100	3,590,392
Old Republic International Corp.	80,600	1,116,310
Platinum Underwriters Holdings Ltd.	45,700	1,988,864
Reinsurance Group of America, Inc.	24,300	1,173,447
Unum Group	72,440	1,604,546
XL Capital Ltd. Class A	61,388	1,329,664
		25,712,458
Real Estate Investment Trusts - 2.0%
CBL & Associates Properties, Inc.	89,119	1,163,894
Corporate Office Properties Trust (SBI)	39,800	1,484,938
Host Hotels & Resorts, Inc.	110,800	1,604,384
SL Green Realty Corp.	31,900	2,020,227
		6,273,443
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	175,629	3,210,498
Forest City Enterprises, Inc. Class A (a)	63,000	808,290
Jones Lang LaSalle, Inc.	15,981	1,378,681
		5,397,469
TOTAL FINANCIALS		57,098,529

	Shares	Value
HEALTH CARE - 8.8%
Biotechnology - 0.7%
Genzyme Corp. (a)	17,400	$ 1,231,746
Gilead Sciences, Inc. (a)	11,000	391,710
PDL BioPharma, Inc.	109,700	577,022
		2,200,478
Health Care Equipment & Supplies - 2.6%
AGA Medical Holdings, Inc.	29,400	410,424
C. R. Bard, Inc.	21,900	1,783,317
Cooper Companies, Inc.	29,669	1,371,301
Covidien PLC	32,750	1,316,223
Hill-Rom Holdings, Inc.	17,100	613,719
Hospira, Inc. (a)	11,800	672,718
Orthofix International NV (a)	28,700	901,754
Symmetry Medical, Inc. (a)	71,488	689,144
Wright Medical Group, Inc. (a)	25,100	361,691
		8,120,291
Health Care Providers & Services - 3.6%
Aetna, Inc.	45,800	1,447,738
Centene Corp. (a)	38,300	903,497
DaVita, Inc. (a)	23,102	1,594,731
Emeritus Corp. (a)(b)	108,241	1,846,591
Quest Diagnostics, Inc.	49,718	2,509,267
Universal Health Services, Inc. Class B	83,186	3,232,608
		11,534,432
Life Sciences Tools & Services - 1.1%
Life Technologies Corp. (a)	21,200	989,828
Lonza Group AG	10,325	882,268
PerkinElmer, Inc.	62,800	1,453,192
		3,325,288
Pharmaceuticals - 0.8%
Ardea Biosciences, Inc. (a)	27,100	623,300
King Pharmaceuticals, Inc. (a)	105,360	1,049,386
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,300	965,325
		2,638,011
TOTAL HEALTH CARE		27,818,500
INDUSTRIALS - 15.1%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	31,300	2,360,020
BE Aerospace, Inc. (a)	26,330	798,062
DigitalGlobe, Inc. (a)	96,500	2,933,600
Esterline Technologies Corp. (a)	29,078	1,664,134
Precision Castparts Corp.	5,890	750,092
TransDigm Group, Inc.	43,000	2,668,150
		11,174,058
Airlines - 0.2%
US Airways Group, Inc. (a)	68,250	631,313
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.8%
Armstrong World Industries, Inc. (a)	22,978	$ 953,817
Masco Corp.	177,200	1,950,972
Owens Corning (a)	112,089	2,872,841
		5,777,630
Commercial Services & Supplies - 2.0%
Avery Dennison Corp.	34,268	1,272,028
Interface, Inc. Class A	29,313	417,124
Republic Services, Inc.	66,957	2,041,519
The Brink's Co.	77,931	1,792,413
The Geo Group, Inc. (a)	30,700	716,845
		6,239,929
Construction & Engineering - 0.8%
Fluor Corp.	32,274	1,598,531
MYR Group, Inc. (a)	60,100	985,039
		2,583,570
Electrical Equipment - 0.4%
Acuity Brands, Inc.	32,902	1,455,584
Industrial Conglomerates - 0.6%
Rheinmetall AG	9,400	621,574
Textron, Inc.	63,933	1,314,462
		1,936,036
Machinery - 3.9%
Accuride Corp. (a)	433,300	476,630
AGCO Corp. (a)	33,900	1,322,439
ArvinMeritor, Inc. (a)	93,581	1,454,249
Blount International, Inc. (a)	88,696	1,129,100
Commercial Vehicle Group, Inc. (a)	97,180	989,292
Cummins, Inc.	22,700	2,056,166
Ingersoll-Rand Co. Ltd.	67,000	2,392,570
Navistar International Corp. (a)	17,108	746,593
Timken Co.	42,896	1,645,491
		12,212,530
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	148,247	951,746
Road & Rail - 1.4%
Saia, Inc. (a)	54,530	814,133
Union Pacific Corp.	42,700	3,492,860
		4,306,993
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co.	57,689	578,621
TOTAL INDUSTRIALS		47,848,010
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 0.7%
Comverse Technology, Inc. (a)	175,234	1,179,325
Juniper Networks, Inc. (a)	39,200	1,189,720
		2,369,045

	Shares	Value
Computers & Peripherals - 0.8%
SanDisk Corp. (a)	22,407	$ 821,217
Western Digital Corp. (a)	58,900	1,672,171
		2,493,388
Electronic Equipment & Components - 1.8%
Agilent Technologies, Inc. (a)	52,700	1,758,599
Anixter International, Inc.	32,120	1,734,159
Avnet, Inc. (a)	54,539	1,473,098
Cognex Corp.	22,659	607,714
		5,573,570
Internet Software & Services - 1.0%
NetEase.com, Inc. sponsored ADR (a)	32,600	1,285,744
Rackspace Hosting, Inc. (a)	67,782	1,760,976
		3,046,720
IT Services - 1.6%
Acxiom Corp. (a)	65,618	1,040,701
CoreLogic, Inc. (a)	56,000	1,072,960
Fidelity National Information Services, Inc.	76,740	2,081,956
Wright Express Corp. (a)	28,100	1,003,451
		5,199,068
Office Electronics - 0.5%
Xerox Corp.	163,569	1,692,939
Semiconductors & Semiconductor Equipment - 3.8%
KLA-Tencor Corp.	51,420	1,811,527
Lam Research Corp. (a)	64,400	2,695,140
MEMC Electronic Materials, Inc. (a)	86,716	1,033,655
Micron Technology, Inc. (a)	45,300	326,613
Novellus Systems, Inc. (a)	39,401	1,047,279
ON Semiconductor Corp. (a)	322,391	2,324,439
Spansion, Inc. Class A (a)	189,057	2,830,183
		12,068,836
Software - 0.6%
Epicor Software Corp. (a)	200,127	1,741,105
TOTAL INFORMATION TECHNOLOGY		34,184,671
MATERIALS - 10.0%
Chemicals - 6.3%
Air Products & Chemicals, Inc.	18,530	1,534,655
Albemarle Corp.	37,502	1,755,469
Celanese Corp. Class A	58,022	1,862,506
Ferro Corp. (a)	146,900	1,893,541
Innophos Holdings, Inc.	108,290	3,584,399
LyondellBasell Industries NV Class A (a)	76,700	1,833,130
PPG Industries, Inc.	32,300	2,351,440
Solutia, Inc. (a)	130,764	2,094,839
W.R. Grace & Co. (a)	66,272	1,851,640
Wacker Chemie AG	6,529	1,204,837
		19,966,456
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	48,761	$ 1,368,234
Pactiv Corp. (a)	42,499	1,401,617
		2,769,851
Metals & Mining - 2.6%
Carpenter Technology Corp.	24,804	836,143
Compass Minerals International, Inc.	31,465	2,410,848
Globe Specialty Metals, Inc. (a)	109,855	1,542,364
Gulf Resources, Inc. (e)	54,910	422,258
Haynes International, Inc.	5,500	192,060
Horsehead Holding Corp. (a)	23,200	228,984
Newcrest Mining Ltd.	65,717	2,520,050
		8,152,707
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	50,089	789,403
TOTAL MATERIALS		31,678,417
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.7%
Cogent Communications Group, Inc. (a)	99,542	942,663
Global Crossing Ltd. (a)	162,018	2,083,551
Qwest Communications International, Inc.	342,200	2,145,594
		5,171,808
Wireless Telecommunication Services - 1.2%
NII Holdings, Inc. (a)	94,470	3,882,717
TOTAL TELECOMMUNICATION SERVICES		9,054,525
UTILITIES - 5.6%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	90,000	3,260,700
FirstEnergy Corp.	37,231	1,434,883
		4,695,583
Independent Power Producers & Energy Traders - 2.7%
AES Corp. (a)	494,392	5,611,349
Calpine Corp. (a)	246,537	3,069,386
		8,680,735

	Shares	Value
Multi-Utilities - 1.4%
Alliant Energy Corp.	54,600	$ 1,984,710
CMS Energy Corp.	133,000	2,396,660
		4,381,370
TOTAL UTILITIES		17,757,688
TOTAL COMMON STOCKS (Cost $287,871,276)		311,234,788
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.25% (c)	4,130,688	4,130,688
Fidelity Securities Lending Cash Central Fund, 0.26% (c)(d)	1,139,650	1,139,650
TOTAL MONEY MARKET FUNDS (Cost $5,270,338)		5,270,338
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $293,141,614)	316,505,126
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(292,559)
NET ASSETS - 100%	$ 316,212,567
Legend
(a) Non-income producing
(b) Security or a portion of the security is on loan at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Investment made with cash collateral received from securities on loan.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $422,258 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Gulf Resources, Inc.	12/11/09	$ 466,735
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,735
Fidelity Securities Lending Cash Central Fund	28,098
Total	$ 36,833
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,913,434	$ 45,913,434	$ -	$ -
Consumer Staples	17,810,136	17,810,136	-	-
Energy	22,070,878	22,070,878	-	-
Financials	57,098,529	55,803,132	1,295,397	-
Health Care	27,818,500	27,818,500	-	-
Industrials	47,848,010	47,848,010	-	-
Information Technology	34,184,671	34,184,671	-	-
Materials	31,678,417	31,678,417	-	-
Telecommunication Services	9,054,525	9,054,525	-	-
Utilities	17,757,688	17,757,688	-	-
Money Market Funds	5,270,338	5,270,338	-	-
Total Investments in Securities:	$ 316,505,126	$ 315,209,729	$ 1,295,397	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $295,127,869. Net unrealized appreciation aggregated $21,377,257, of which $47,669,715 related to appreciated investment securities and $26,292,458 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010